UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06444

Legg Mason Partners Investment Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 47th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Marc A. De Oliveira

Franklin Templeton

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: January 31

Date of reporting period: July 31, 2021

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

Semi-Annual Report	July 31, 2021

Franklin

Multi-Asset Allocation Funds

Franklin Multi-Asset Growth Fund

Franklin Multi-Asset Moderate Growth Fund

Franklin Multi-Asset Conservative Growth Fund

Franklin Multi-Asset Defensive Growth Fund

The Fund intends to no longer mail paper copies of the Fund’s shareholder reports like this one, unless you specifically request paper copies of the reports from the Fund or from your Service Agent or financial intermediary (such as a broker-dealer or bank). Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically (“e-delivery”), you will not be affected by this change and you need not take any action. If you have not already elected e-delivery, you may elect to receive shareholder reports and other communications from the Fund electronically by contacting your Service Agent or, if you are a direct shareholder with the Fund, by calling 1-877-721-1926.

You may elect to receive all future reports in paper free of charge. If you invest through a Service Agent, you can contact your Service Agent to request that you continue to receive paper copies of your shareholder reports. That election will apply to all Legg Mason Funds held in your account at that Service Agent. If you are a direct shareholder with the Fund, you can call the Fund at 1-877-721-1926, or write to the Fund by regular mail at Legg Mason Funds, P.O. Box 9699, Providence, RI 02940-9699 or by express, certified or registered mail to Legg Mason Funds, 4400 Computer Drive, Westborough, MA 01581 to let the Fund know you wish to continue receiving paper copies of your shareholder reports. That election will apply to all Legg Mason Funds held in your account held directly with the fund complex.

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Franklin Multi-Asset Allocation Funds

Franklin Multi-Asset Allocation Funds consist of four separate investment funds, each with its own investment objective and policies. Each Fund is a “fund of funds”, investing in other mutual funds and exchange-traded funds (“ETFs”), and is managed as an asset allocation program.

Each Fund is a separate investment series of Legg Mason Partners Investment Trust (prior to September 1, 2021, known as Legg Mason Partners Equity Trust), a Maryland statutory trust.

Letter from the president

Dear Shareholder,

We are pleased to provide the semi-annual report of Franklin Multi-Asset Allocation Funds for the six-month reporting period ended July 31, 2021. Please read on for each Fund’s performance information during the Funds’ reporting period.

Special shareholder notice

Effective August 7, 2021, QS Investors, LLC (“QS Investors”), a subadviser of the Funds and a wholly-owned subsidiary of Franklin Resources, Inc. (“Franklin Resources”), merged with and into Franklin Advisers, Inc. (“Franklin Advisers”), also a wholly-owned subsidiary of Franklin Resources. As a result of the merger, Franklin Advisers replaced QS Investors as the subadviser and QS Growth Fund, QS Moderate Growth Fund, QS Conservative Growth Fund and QS Defensive Growth Fund were renamed Franklin Multi-Asset Growth Fund, Franklin Multi-Asset Moderate Growth Fund, Franklin Multi-Asset Conservative Growth Fund and Franklin Multi-Asset Defensive Growth Fund, respectively. The merger did not change the manner in which each Fund is managed, nor did it result in any change in the nature or amount of services provided by, or the fees payable to, the subadviser. For more information, please see the Funds’ prospectus supplement dated July 6, 2021.

As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.leggmason.com. Here you can gain immediate access to market and investment information, including:

•	Fund prices and performance,

•	Market insights and commentaries from our portfolio managers and

•	A host of educational resources.

We look forward to helping you meet your financial goals.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

August 31, 2021

II	Franklin Multi-Asset Allocation Funds

Performance review

Franklin Multi-Asset Growth Fund

Franklin Multi-Asset Growth Fund (prior to August 7, 2021, the Fund was known as QS Growth Fund) seeks capital appreciation. The Fund is managed as an asset allocation program and allocates its assets among mutual funds and exchange traded funds (“ETFs”) managed by the manager and its affiliates and ETFs managed by unaffiliated investment advisers (“underlying funds”). When selecting investments to fulfill a desired asset class exposure, the portfolio managers expect to allocate to Legg Mason and Franklin Templeton affiliated mutual funds and ETFs, provided that appropriate products are available.

The Fund organizes its investments in underlying funds into two main asset classes: the equity class (equity securities of all types) and the fixed income class (fixed income securities of all types). The portfolio managers may invest across all asset classes and strategies. The portfolio managers will allocate between 70% to 100% of the Fund’s assets to underlying funds that invest in equity and equity-like strategies and between 0% to 30% to underlying funds that invest in fixed income strategies. The portfolio managers may, however, allocate assets to any underlying funds in varying amounts in a manner consistent with the Fund’s investment objective. The Fund’s allocation to each asset class will be measured at the time of purchase and may vary thereafter as a result of market movements.

Performance review

For the six months ended July 31, 2021, Class A shares of Franklin Multi-Asset Growth Fund, excluding sales charges, returned 12.94%. The Fund’s unmanaged benchmarks, the Bloomberg U.S. Aggregate Indexi (prior to August 24, 2021, known as Bloomberg Barclays U.S. Aggregate Index), the Russell 3000 Indexii, and the Growth Composite Benchmarkiii, returned 0.21%, 17.58% and 12.11%, respectively, over the same time frame. The Lipper Mixed-Asset Target Allocation Aggressive Growth Funds Category Averageiv returned 13.52% for the same period.

Performance Snapshot as of July 31, 2021 (unaudited)
(excluding sales charges)	6months
Franklin Multi-Asset Growth Fund:
Class A	12.94%
Class C	12.51%
Class R	12.76%
Class I	13.07%
Bloomberg U.S. Aggregate Index	0.21%
Russell 3000 Index	17.58%
Growth Composite Benchmark	12.11%
Lipper Mixed-Asset Target Allocation Aggressive Growth Funds Category Average	13.52%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/mutualfunds.

All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply or the deduction of taxes that a shareholder would pay on Fund distributions. If sales charges were reflected, the performance quoted would be lower. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

Fund performance figures reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.

The portfolio managers periodically adjust the allocation of the Fund’s assets among different Legg Mason and Franklin Templeton affiliated mutual funds and ETFs and ETFs that are managed by unaffiliated investment advisers depending upon the portfolio managers’ outlook for the equity and bond markets in general, particular sectors of such markets and the performance outlook for the underlying funds. In assessing the equity and bond markets, the portfolio managers consider a broad range of market and economic trends and quantitative factors.

Total Annual Operating Expenses (unaudited)

As of the Fund’s current prospectus dated May 28, 2021, the gross total annual fund operating expense ratios for Class A, Class C, Class R and Class I shares were 1.30%, 1.98%, 2.06% and 1.01%, respectively.

Franklin Multi-Asset Allocation Funds	III

Performance review (cont’d)

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

As a result of expense limitation arrangements, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses to average net assets will not exceed 0.80% for Class A shares, 1.55% for Class C shares, 0.80% for Class R shares and 0.25% for Class I shares. Total annual fund operating expenses (after waiving fees and/or reimbursing expenses, as applicable) exceed the expense limitation (“expense cap”) for each class as a result of acquired fund fees and expenses. These expense limitation arrangements cannot be terminated prior to December 31, 2022 without the Board of Trustees’ consent.

The manager is permitted to recapture amounts waived and/or reimbursed to a class during the same fiscal year if the class’ total annual fund operating expenses have fallen to a level below the expense cap in effect at the time the fees were earned, or the expenses incurred. In no case will the manager recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual fund operating expenses exceeding the expense cap or any other lower limit then in effect.

IV	Franklin Multi-Asset Allocation Funds

Franklin Multi-Asset Moderate Growth Fund

Franklin Multi-Asset Moderate Growth Fund (prior to August 7, 2021, the Fund was known as QS Moderate Growth Fund) seeks long-term growth of capital. The Fund is managed as an asset allocation program and allocates its assets among mutual funds and ETFs managed by the manager and its affiliates and ETFs managed by unaffiliated investment advisers (“underlying funds”). When selecting investments to fulfill a desired asset class exposure, the portfolio managers expect to allocate to Legg Mason and Franklin Templeton affiliated mutual funds and ETFs, provided that appropriate products are available.

The Fund organizes its investments in underlying funds into two main asset classes: the equity class (equity securities of all types) and the fixed income class (fixed income securities of all types). The portfolio managers may invest across all asset classes and strategies. The portfolio managers will allocate between 55% to 85% of the Fund’s assets to underlying funds that invest in equity and equity-like strategies and between 15% to 45% to underlying funds that invest in fixed income strategies. The portfolio managers may, however, allocate assets to any underlying funds in varying amounts in a manner consistent with the Fund’s investment objective. The Fund’s allocation to each asset class will be measured at the time of purchase and may vary thereafter as a result of market movements.

Performance review

For the six months ended July 31, 2021, Class A shares of Franklin Multi-Asset Moderate Growth Fund, excluding sales charges, returned 10.85%. The Fund’s unmanaged benchmarks, the Bloomberg U.S. Aggregate Index, the Russell 3000 Index, and the Moderate Growth Composite Benchmarkv, returned 0.21%, 17.58% and 10.23%, respectively, over the same time frame. The Lipper Mixed-Asset Target Allocation Growth Funds Category Averagevi returned 11.59% for the same period.

Performance Snapshot as of July 31, 2021 (unaudited)
(excluding sales charges)	6 months
Franklin Multi-Asset Moderate Growth Fund:
Class A	10.85%
Class C	10.36%
Class R	10.57%
Class I	10.96%
Bloomberg U.S. Aggregate Index	0.21%
Russell 3000 Index	17.58%
Moderate Growth Composite Benchmark	10.23%
Lipper Mixed-Asset Target Allocation Growth Funds Category Average	11.59%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/mutualfunds.

All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply or the deduction of taxes that a shareholder would pay on Fund distributions. If sales charges were reflected, the performance quoted would be lower. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

Fund performance figures reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.

The portfolio managers periodically adjust the allocation of the Fund’s assets among different Legg Mason and Franklin Templeton affiliated mutual funds and ETFs and ETFs that are managed by unaffiliated investment advisers depending upon the portfolio managers’ outlook for the equity and bond markets in general, particular sectors of such markets and the performance outlook for the underlying funds. In assessing the equity and bond markets, the portfolio managers consider a broad range of market and economic trends and quantitative factors.

Total Annual Operating Expenses (unaudited)

As of the Fund’s current prospectus dated May 28, 2021, the gross total annual fund operating expense ratios for Class A, Class C, Class R and Class I shares were 1.25%, 1.96%, 1.89% and 0.91%, respectively.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

Franklin Multi-Asset Allocation Funds	V

Performance review (cont’d)

As a result of expense limitation arrangements, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses to average net assets will not exceed 0.80% for Class A shares, 1.55% for Class C shares, 0.80% for Class R shares and 0.25% for Class I shares. Total annual fund operating expenses (after waiving fees and/or reimbursing expenses, as applicable) exceed the expense limitation (“expense cap”) for each class as a result of acquired fund fees and expenses. These expense limitation arrangements cannot be terminated prior to December 31, 2022 without the Board of Trustees’ consent.

The manager is permitted to recapture amounts waived and/or reimbursed to a class during the same fiscal year if the class’ total annual fund operating expenses have fallen to a level below the expense cap in effect at the time the fees were earned or the expenses incurred. In no case will the manager recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual fund operating expenses exceeding the expense cap or any other lower limit then in effect.

VI	Franklin Multi-Asset Allocation Funds

Franklin Multi-Asset Conservative Growth Fund

Franklin Multi-Asset Conservative Growth Fund (prior to August 7, 2021, the Fund was known as QS Conservative Growth Fund) seeks balance of growth of capital and income. The Fund is managed as an asset allocation program and allocates its assets among mutual funds and ETFs managed by the manager and its affiliates and ETFs managed by unaffiliated investment advisers (“underlying funds”). When selecting investments to fulfill a desired asset class exposure, the portfolio managers expect to allocate to Legg Mason and Franklin Templeton affiliated mutual funds and ETFs, provided that appropriate products are available.

The Fund organizes its investments in underlying funds into two main asset classes: the equity class (equity securities of all types) and the fixed income class (fixed income securities of all types). The portfolio managers may invest across all asset classes and strategies. The portfolio managers will allocate between 35% to 65% of the Fund’s assets to underlying funds that invest in equity and equity-like strategies and between 35% to 65% to underlying funds that invest in fixed income strategies. The portfolio managers may, however, allocate assets to any underlying funds in varying amounts in a manner consistent with the Fund’s investment objective. The Fund’s allocation to each asset class will be measured at the time of purchase and may vary thereafter as a result of market movements.

Performance review

For the six months ended July 31, 2021, Class A shares of Franklin Multi-Asset Conservative Growth Fund, excluding sales charges, returned 8.07%. The Fund’s unmanaged benchmarks, the Bloomberg U.S. Aggregate Index, the Russell 1000 Indexvii, and the Conservative Growth Composite Benchmarkviii, returned 0.21%, 18.32% and 7.34% respectively, over the same time frame. The Lipper Mixed-Asset Target Allocation Moderate Funds Category Averageix returned 9.08% for the same period.

Performance Snapshot as of July 31, 2021 (unaudited)
(excluding sales charges)	6 months
Franklin Multi-Asset Conservative Growth Fund:
Class A	8.07%
Class C	7.65%
Class R	7.87%
Class I	8.23%
Bloomberg U.S. Aggregate Index	0.21%
Russell 1000 Index	18.32%
Conservative Growth Composite Benchmark	7.34%
Lipper Mixed-Asset Target Allocation Moderate Funds Category Average	9.08%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/mutualfunds.

All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply or the deduction of taxes that a shareholder would pay on Fund distributions. If sales charges were reflected, the performance quoted would be lower. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

Fund performance figures reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.

The portfolio managers periodically adjust the allocation of the Fund’s assets among different Legg Mason and Franklin Templeton affiliated mutual funds and ETFs and ETFs that are managed by unaffiliated investment advisers depending upon the portfolio managers’ outlook for the equity and bond markets in general, particular sectors of such markets and the performance outlook for the underlying funds. In assessing the equity and bond markets, the portfolio managers consider a broad range of market and economic trends and quantitative factors.

Total Annual Operating Expenses (unaudited)

As of the Fund’s current prospectus dated May 28, 2021, the gross total annual fund operating expense ratios for Class A, Class C, Class R and Class I shares were 1.19%, 1.93%, 1.97% and 0.87%, respectively.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

Franklin Multi-Asset Allocation Funds	VII

Performance review (cont’d)

As a result of expense limitation arrangements, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses to average net assets will not exceed 0.80% for Class A shares, 1.55% for Class C shares, 0.80% for Class R shares and 0.25% for Class I shares. Total annual fund operating expenses (after waiving fees and/or reimbursing expenses, as applicable) exceed the expense limitation (“expense cap”) for each class as a result of acquired fund fees and expenses. These expense limitation arrangements cannot be terminated prior to December 31, 2022 without the Board of Trustees’ consent.

The manager is permitted to recapture amounts waived and/or reimbursed to a class during the same fiscal year if the class’ total annual fund operating expenses have fallen to a level below the expense cap in effect at the time the fees were earned or the expenses incurred. In no case will the manager recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual fund operating expenses exceeding the expense cap or any other lower limit then in effect.

VIII	Franklin Multi-Asset Allocation Funds

Franklin Multi-Asset Defensive Growth Fund

Franklin Multi-Asset Defensive Growth Fund (prior to August 7, 2021, the Fund was known as QS Defensive Growth Fund) seeks income as a primary objective and long-term growth of capital as a secondary objective. The Fund is managed as an asset allocation program and allocates its assets among mutual funds and ETFs managed by the manager and its affiliates and ETFs managed by unaffiliated investment advisers (“underlying funds”). When selecting investments to fulfill a desired asset class exposure, the portfolio managers expect to allocate to Legg Mason and Franklin Templeton affiliated mutual funds and ETFs, provided that appropriate products are available.

The Fund organizes its investments in underlying funds into two main asset classes: the equity class (equity securities of all types) and the fixed income class (fixed income securities of all types). The portfolio managers may invest across all asset classes and strategies. The portfolio managers will allocate between 15% to 45% of the Fund’s assets to underlying funds that invest in equity and equity-like strategies and between 55% to 85% of the Fund’s assets to underlying funds that invest in fixed income strategies. The portfolio managers may, however, allocate Fund assets to any underlying funds in varying amounts in a manner consistent with the Fund’s investment objective. The Fund’s allocation to each asset class will be measured at the time of purchase and may vary thereafter as a result of market movements.

Performance review

For the six months ended July 31, 2021, Class A shares of Franklin Multi-Asset Defensive Growth Fund, excluding sales charges, returned 5.13%. The Fund’s unmanaged benchmarks, the Bloomberg U.S. Aggregate Index, the Russell 1000 Index, and the Defensive Growth Composite Benchmarkx, returned 0.21%, 18.32% and 4.67%, respectively, over the same time frame. The Lipper Mixed-Asset Target Allocation Conservative Funds Category Averagexi returned 5.36% for the same period.

Performance Snapshot as of July 31, 2021 (unaudited)
(excluding sales charges)	6 months
Franklin Multi-Asset Defensive Growth Fund:
Class A	5.13%
Class C	4.79%
Class C1[1]	4.77%
Class R	5.08%
Class I	5.37%
Bloomberg U.S. Aggregate Index	0.21%
Russell 1000 Index	18.32%
Defensive Growth Composite Benchmark	4.67%
Lipper Mixed-Asset Target Allocation Conservative Funds Category Average	5.36%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/mutualfunds.

All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply or the deduction of taxes that a shareholder would pay on Fund distributions. If sales charges were reflected, the performance quoted would be lower. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

Fund performance figures reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.

The portfolio managers periodically adjust the allocation of the Fund’s assets among different Legg Mason and Franklin Templeton affiliated mutual funds and ETFs and ETFs that are managed by unaffiliated investment advisers depending upon the portfolio managers’ outlook for the equity and bond markets in general, particular sectors of such markets and the performance outlook for the underlying funds. In assessing the equity and bond markets, the portfolio managers consider a broad range of market and economic trends and quantitative factors.

[1]

Class C1 shares are not available for purchase by new or existing investors (except for certain retirement plan programs authorized by the Fund’s distributor). Class C1 shares continue to be available for dividend reinvestment and incoming exchanges, if any.

Franklin Multi-Asset Allocation Funds	IX

Performance review (cont’d)

Total Annual Operating Expenses (unaudited)

As of the Fund’s current prospectus dated May 28, 2021, the gross total annual fund operating expense ratios for Class A, Class C, Class C1, Class R and Class I shares were 1.21%, 1.94%, 1.79%, 1.94% and 0.94%, respectively.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

As a result of expense limitation arrangements, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses to average net assets will not exceed 0.80% for Class A shares, 1.55% for Class C shares, 1.25% for Class C1 shares, 0.80% for Class R shares and 0.25% for Class I shares. Total annual fund operating expenses (after waiving fees and/or reimbursing expenses, as applicable) exceed the expense limitation (“expense cap”) for each class as a result of acquired fund fees and expenses. These expense limitation arrangements cannot be terminated prior to December 31, 2022 without the Board of Trustees’ consent.

The manager is permitted to recapture amounts waived and/or reimbursed to a class during the same fiscal year if the class’ total annual fund operating expenses have fallen to a level below the expense cap in effect at the time the fees were earned or the expenses incurred. In no case will the manager recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual fund operating expenses exceeding the expense cap or any other lower limit then in effect.

As always, thank you for your confidence in our stewardship of your assets.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

August 31, 2021

RISKS: Equity securities are subject to market and price fluctuations. Fixed income securities are subject to interest rate, credit, inflation, and reinvestment risks. International investments are subject to certain risks of overseas investing including currency fluctuations, social, economic and political uncertainties, which could increase volatility; these risks are heightened for investments in emerging markets. Emerging market countries tend to have economic, political and legal systems that are less developed and are less stable than those of more developed countries. Investments in small- and mid- capitalization companies may involve a higher degree of risk and volatility than an investment in larger, more established companies. As interest rates rise, the value of fixed income securities falls. High yield (“junk”) bonds are lower-rated issues and possess greater price volatility, illiquidity, and possibility of default than higher-rated, investment grade bonds. Each Fund, as a non-diversified fund, is permitted to invest a larger percentage of its assets in a smaller number of underlying funds than a diversified fund, which may magnify the Fund’s losses from events affecting those underlying funds.

Each Fund is a fund of funds – it invests primarily in other funds – and is subject to the risks of the underlying funds in which it invests. There are additional risks and other expenses associated with investing in other mutual funds and ETFs, rather than directly in portfolio securities. In addition to the Fund’s operating expenses, shareholders will indirectly bear the operating expenses of the underlying funds in which each Fund invests. The Funds pay brokerage commissions in connection with the purchase and sale of shares of ETFs. In addition, each Fund indirectly bears its pro rata share of the fees and expenses incurred by the underlying funds it invests in, including management fees and other expenses. These expenses are in addition to the expenses that each Fund bears directly in connection with its own operation. Certain underlying funds may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses and have a potentially large impact on Fund performance. Also, the portfolio managers may invest in underlying funds that have a limited performance history.

Because these Funds have exposure to both stocks and bonds through the underlying funds in which they invest, the Funds may underperform stock funds when stocks are in favor and underperform bond funds when bonds are in favor. Each underlying fund may engage in active and frequent trading, resulting in higher portfolio turnover and transaction costs. This may lead to the distribution of higher capital gains to shareholders, increasing their tax liability. Certain of the underlying funds may sell securities short. Unlike the possible loss on a security that is purchased, there is no limit on the amount of loss on an appreciating security that is sold short. Please see each Fund’s prospectus for a more complete discussion of these and other risks and the Funds’ investment strategies.

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results. All index performance reflects no deduction for fees, expenses, or taxes. Please note that an investor cannot invest directly in an index.

X	Franklin Multi-Asset Allocation Funds

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

[i]

The Bloomberg U.S. Aggregate Index (prior to August 24, 2021, known as Bloomberg Barclays U.S. Aggregate Index) is a broad-based bond index comprised of government, corporate, mortgage- and asset-backed issues, rated investment grade or higher, and having at least one year to maturity.

ii	The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the U.S. equity market.

iii

The Growth Composite Benchmark is a hypothetical representation of the performance of the Fund’s major asset classes. It consists of 45% Russell 1000 Index, 20% Russell 2000 Index, 20% MSCI EAFE Index, 10% Bloomberg U.S. Aggregate Index and 5% Bloomberg U.S. Corporate High Yield — 2% Issuer Cap Index (prior to August 24, 2021, known as Bloomberg Barclays U.S. Corporate High Yield — 2% Issuer Cap Index). The Russell 1000 Index measures the performance of the large-cap segment of the U.S. equity universe. It is a subset of the Russell 3000 Index and includes approximately 1,000 of the largest securities based on a combination of their market cap and current index membership. The Russell 1000 represents approximately 90% of the U.S. market. The Russell 2000 Index measures the performance of the small-cap segment of the U.S. equity universe. The Russell 2000 is a subset of the Russell 3000 Index representing approximately 10% of the total market capitalization of that index. It includes approximately 2,000 of the smallest securities based on a combination of their market cap and current index membership. The MSCI EAFE Index is a free float-adjusted market capitalization index designed to measure developed market equity performance, excluding the U.S. and Canada. The Bloomberg U.S. Corporate High Yield — 2% Issuer Cap Index is an index of the 2% Issuer Cap component of the Bloomberg U.S. Corporate High Yield Index (prior to August 24, 2021, known as Bloomberg Barclays U.S. Corporate High Yield Index), which covers the U.S. dollar-denominated, non-investment grade, fixed-rate, taxable corporate bond market.

iv

Lipper, Inc., a wholly-owned subsidiary of Refinitiv, provides independent insight on global collective investments. Returns are based on the six-month period ended July 31, 2021, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 156 funds in the Fund’s Lipper category, and excluding sales charges, if any.

[v]

The Moderate Growth Composite Benchmark is a hypothetical representation of the performance of the Fund’s major asset classes. It consists of 40% Russell 1000 Index, 15% Russell 2000 Index, 15% MSCI EAFE Index, 25% Bloomberg U.S. Aggregate Index and 5% Bloomberg U.S. Corporate High Yield – 2% Issuer Cap Index.

vi

Lipper, Inc., a wholly-owned subsidiary of Refinitiv, provides independent insight on global collective investments. Returns are based on the six-month period ended July 31, 2021, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 464 funds in the Fund’s Lipper category, and excluding sales charges, if any.

vii

The Russell 1000 Index measures the performance of the large-cap segment of the U.S. equity universe. It is a subset of the Russell 3000 Index and includes approximately 1,000 of the largest securities based on a combination of their market cap and current index membership. The Russell 1000 represents approximately 90% of the U.S. market.

viii

The Conservative Growth Composite Benchmark is a hypothetical representation of the performance of the Fund’s major asset classes. It consists of 28% Russell 1000 Index, 12% Russell 2000 Index, 10% MSCI EAFE Index, 43% Bloomberg U.S. Aggregate Index and 7% Bloomberg U.S. Corporate High Yield – 2% Issuer Cap Index.

ix

Lipper, Inc., a wholly-owned subsidiary of Refinitiv, provides independent insight on global collective investments. Returns are based on the six-month period ended July 31, 2021, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 586 funds in the Fund’s Lipper category, and excluding sales charges, if any.

[x]

The Defensive Growth Composite Benchmark is a hypothetical representation of the performance of the Fund’s major asset classes. It consists of 17% Russell 1000 Index, 7% Russell 2000 Index, 6% MSCI EAFE Index, 60% Bloomberg U.S. Aggregate Index and 10% Bloomberg U.S. Corporate High Yield – 2% Issuer Cap Index.

xi

Lipper, Inc., a wholly-owned subsidiary of Refinitiv, provides independent insight on global collective investments. Returns are based on the six-month period ended July 31, 2021, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 328 funds in the Fund’s Lipper category, and excluding sales charges, if any.

Franklin Multi-Asset Allocation Funds	XI

Funds at a glance (unaudited)

  Franklin Multi-Asset Growth Fund Breakdown† as of — July 31, 2021

As a Percent of Total Long-Term Investments

% of Total Long-Term Investments	Top 5 Sectors
13.5 Legg Mason Global Asset Management Trust — BrandywineGLOBAL — Diversified US Large Cap Value Fund, Class IS Shares	Financials Health Care Information Technology Consumer Discretionary Industrials
9.2 Legg Mason Partners Investment Trust(a) — Franklin Global Dividend Fund, Class IS Shares(b)	Information Technology Health Care Consumer Staples Communication Services Financials
8.4 Legg Mason Global Asset Management Trust — Franklin International Equity Fund, Class IS Shares(c)	Financials Industrials Consumer Discretionary Health Care Information Technology
7.7 Legg Mason Global Asset Management Trust — Martin Currie Emerging Markets Fund, Class IS Shares	Information Technology Financials Consumer Discretionary Communication Services Materials
6.8 Legg Mason Partners Investment Trust(a) — ClearBridge Large Cap Growth Fund, Class IS Shares	Information Technology Consumer Discretionary Health Care Industrials Communication Services
6.3 Legg Mason Partners Investment Trust(a) — ClearBridge Appreciation Fund, Class IS Shares	Information Technology Communication Services Health Care Financials Industrials
6.2 Legg Mason Global Asset Management Trust — Franklin Strategic Real Return Fund, Class IS Shares(d)	Investments in Underlying Funds U.S. Treasury Inflation Protected Securities Information Technology Financials Health Care
5.8 Legg Mason Global Asset Management Trust — ClearBridge Small Cap Fund, Class IS Shares	Financials Industrials Consumer Discretionary Health Care Information Technology
4.7 Legg Mason Partners Investment Trust(a) — ClearBridge Mid Cap Fund, Class IS Shares	Industrials Information Technology Consumer Discretionary Financials Health Care
4.5 Legg Mason Global Asset Management Trust — BrandywineGLOBAL — Dynamic US Large Cap Value Fund, Class IS Shares	Financials Health Care Consumer Discretionary Information Technology Materials
4.1 Legg Mason Partners Investment Trust(a) — Franklin U.S. Large Cap Equity Fund, Class IS Shares(e)	Information Technology Health Care Financials Communication Services Consumer Discretionary
3.7 Legg Mason Partners Investment Trust(a) — ClearBridge International Value Fund, Class IS Shares	Industrials Financials Consumer Discretionary Materials Energy
3.6 Legg Mason Global Asset Management Trust — Franklin Global Market Neutral Fund, Class IS Shares(f)	Industrials Consumer Discretionary Financials Information Technology Communication Services
3.2 Legg Mason Global Asset Management Trust — Franklin U.S. Small Cap Equity Fund, Class IS Shares(g)	Health Care Industrials Financials Information Technology Consumer Discretionary
2.9 Legg Mason Partners Investment Trust(a) — ClearBridge Aggressive Growth Fund, Class IS Shares	Information Technology Communication Services Health Care Industrials Materials
2.5 Legg Mason Global Asset Management Trust — BrandywineGLOBAL — Alternative Credit Fund, Class IS Shares	Collateralized Mortgage Obligations Asset-Backed Securities Sovereign Bonds Consumer Discretionary Communication Services
1.5 Western Asset Funds, Inc. — Western Asset Macro Opportunities Fund, Class IS Shares	Corporate Bonds & Notes Sovereign Bonds U.S. Government & Agency Obligations Collateralized Mortgage Obligations Asset-Backed Securities

Franklin Multi-Asset Allocation Funds 2021 Semi-Annual Report	1

Funds at a glance (unaudited) (cont’d)

% of Total Long-Term Investments	Top 5 Sectors
1.5 Legg Mason Global Asset Management Trust — BrandywineGLOBAL — Global Unconstrained Bond Fund, Class IS Shares	Sovereign Bonds U.S. Government & Agency Obligations Corporate Bonds & Notes Collateralized Mortgage Obligations Asset-Backed Securities
1.0 Legg Mason Global Asset Management Trust — ClearBridge Global Infrastructure Income Fund, Class IS Shares	Utilities Industrials Energy Real Estate Communication Services
0.9 Legg Mason Global Asset Management Trust — BrandywineGLOBAL — International Opportunities Bond Fund, Class IS Shares	Sovereign Bonds U.S. Government & Agency Obligations Corporate Bonds & Notes Collateralized Mortgage Obligations
0.7 Western Asset Funds, Inc. — Western Asset High Yield Fund, Class IS Shares	Consumer Discretionary Communication Services Industrials Energy Financials
0.7 Legg Mason Partners Investment Trust(a) — ClearBridge Small Cap Growth Fund, Class IS Shares	Information Technology Health Care Industrials Consumer Discretionary Financials
0.6 Western Asset Funds, Inc. — Western Asset Core Plus Bond Fund, Class IS Shares	Corporate Bonds & Notes U.S. Government & Agency Obligations Mortgage-Backed Securities Sovereign Bonds Collateralized Mortgage Obligations

†	Subject to change at any time.

(a)	Prior to September 1, 2021, known as Legg Mason Partners Equity Trust.

(b)	Prior to August 7, 2021, known as QS Global Dividend Fund.

(c)	Prior to August 7, 2021, known as QS International Equity Fund.

(d)	Prior to August 7, 2021, known as QS Strategic Real Return Fund.

(e)	Prior to August 7, 2021, known as QS U.S. Large Cap Equity Fund.

(f)	Prior to August 7, 2021, known as QS Global Market Neutral Fund.

(g)	Prior to August 7, 2021, known as QS U.S. Small Capitalization Equity Fund.

2	Franklin Multi-Asset Allocation Funds 2021 Semi-Annual Report

Franklin Multi-Asset Moderate Growth Fund Breakdown† as of — July 31, 2021

As a Percent of Total Long-Term Investments

% of Total Long-Term Investments	Top 5 Sectors
12.6 Legg Mason Global Asset Management Trust — BrandywineGLOBAL — Diversified US Large Cap Value Fund, Class IS Shares	Financials Health Care Information Technology Consumer Discretionary Industrials
9.3 Western Asset Funds, Inc. — Western Asset Core Plus Bond Fund, Class IS Shares	Corporate Bonds & Notes U.S. Government & Agency Obligations Mortgage-Backed Securities Sovereign Bonds Collateralized Mortgage Obligations
9.1 Legg Mason Partners Investment Trust(a) — Franklin Global Dividend Fund, Class IS Shares(b)	Information Technology Health Care Consumer Staples Communication Services Financials
6.6 Legg Mason Partners Investment Trust(a) — ClearBridge Large Cap Growth Fund, Class IS Shares	Information Technology Consumer Discretionary Health Care Industrials Communication Services
6.1 Legg Mason Global Asset Management Trust — Martin Currie Emerging Markets Fund, Class IS Shares	Information Technology Financials Consumer Discretionary Communication Services Materials
6.1 Legg Mason Global Asset Management Trust — Franklin Strategic Real Return Fund, Class IS Shares(c)	Investments in Underlying Funds U.S. Treasury Inflation Protected Securities Information Technology Financials Health Care
5.5 Legg Mason Partners Investment Trust(a) — ClearBridge Appreciation Fund, Class IS Shares	Information Technology Communication Services Health Care Financials Industrials
4.1 Legg Mason Global Asset Management Trust — Franklin International Equity Fund, Class IS Shares(d)	Financials Industrials Consumer Discretionary Health Care Information Technology
3.9 Legg Mason Global Asset Management Trust — ClearBridge Small Cap Fund, Class IS Shares	Financials Industrials Consumer Discretionary Health Care Information Technology
3.8 Western Asset Funds, Inc. — Western Asset Core Bond Fund, Class IS Shares	Corporate Bonds & Notes U.S. Government & Agency Obligations Mortgage-Backed Securities Collateralized Mortgage Obligations Asset-Backed Securities
3.7 Legg Mason Partners Investment Trust(a) — Franklin U.S. Large Cap Equity Fund, Class IS Shares(e)	Information Technology Health Care Financials Communication Services Consumer Discretionary
3.6 Legg Mason Global Asset Management Trust — Franklin Global Market Neutral Fund, Class IS Shares(f)	Industrials Consumer Discretionary Financials Information Technology Communication Services
3.4 Legg Mason Global Asset Management Trust — BrandywineGLOBAL — Dynamic US Large Cap Value Fund, Class IS Shares	Financials Health Care Consumer Discretionary Information Technology Materials
2.8 Legg Mason Global Asset Management Trust — Franklin U.S. Small Cap Equity Fund, Class IS Shares(g)	Health Care Industrials Financials Information Technology Consumer Discretionary
2.6 Legg Mason Partners Investment Trust(a) — ClearBridge Aggressive Growth Fund, Class IS Shares	Information Technology Communication Services Health Care Industrials Materials
2.5 Legg Mason Global Asset Management Trust — BrandywineGLOBAL — Alternative Credit Fund, Class IS Shares	Collateralized Mortgage Obligations Asset-Backed Securities Sovereign Bonds Consumer Discretionary Communication Services

Franklin Multi-Asset Allocation Funds 2021 Semi-Annual Report	3

Funds at a glance (unaudited) (cont’d)

% of Total Long-Term Investments	Top 5 Sectors
2.4 Western Asset Funds, Inc. — Western Asset High Yield Fund, Class IS Shares	Consumer Discretionary Communication Services Industrials Energy Financials
2.2 Legg Mason Partners Investment Trust(a) — ClearBridge Mid Cap Fund, Class IS Shares	Industrials Information Technology Consumer Discretionary Financials Health Care
2.1 Legg Mason Global Asset Management Trust — BrandywineGLOBAL — International Opportunities Bond Fund, Class IS Shares	Sovereign Bonds U.S. Government & Agency Obligations Corporate Bonds & Notes Collateralized Mortgage Obligations
1.9 Legg Mason Partners Investment Trust(a) — ClearBridge International Value Fund, Class IS Shares	Industrials Financials Consumer Discretionary Materials Energy
1.7 Legg Mason Partners Investment Trust(a) — ClearBridge Small Cap Growth Fund, Class IS Shares	Information Technology Health Care Industrials Consumer Discretionary Financials
1.5 Western Asset Funds, Inc. — Western Asset Macro Opportunities Fund, Class IS Shares	Corporate Bonds & Notes Sovereign Bonds U.S. Government & Agency Obligations Collateralized Mortgage Obligations Asset-Backed Securities
1.5 Legg Mason Global Asset Management Trust — BrandywineGLOBAL — Global Unconstrained Bond Fund, Class IS Shares	Sovereign Bonds U.S. Government & Agency Obligations Corporate Bonds & Notes Collateralized Mortgage Obligations Asset-Backed Securities
1.0 Legg Mason Global Asset Management Trust — ClearBridge Global Infrastructure Income Fund, Class IS Shares	Utilities Industrials Energy Real Estate Communication Services

†	Subject to change at any time.

(a)	Prior to September 1, 2021, known as Legg Mason Partners Equity Trust.

(b)	Prior to August 7, 2021, known as QS Global Dividend Fund.

(c)	Prior to August 7, 2021, known as QS Strategic Real Return Fund.

(d)	Prior to August 7, 2021, known as QS International Equity Fund.

(e)	Prior to August 7, 2021, known as QS U.S. Large Cap Equity Fund.

(f)	Prior to August 7, 2021, known as QS Global Market Neutral Fund.

(g)	Prior to August 7, 2021, known as QS U.S. Small Capitalization Equity Fund.

4	Franklin Multi-Asset Allocation Funds 2021 Semi-Annual Report

  Franklin Multi-Asset Conservative Growth Fund Breakdown† as of — July 31, 2021

As a Percent of Total Long-Term Investments

% of Total Long-Term Investments	Top 5 Sectors
16.8 Western Asset Funds, Inc. — Western Asset Core Plus Bond Fund, Class IS Shares	Corporate Bonds & Notes U.S. Government & Agency Obligations Mortgage-Backed Securities Sovereign Bonds Collateralized Mortgage Obligations
11.8 Western Asset Funds, Inc. — Western Asset Core Bond Fund, Class IS Shares	Corporate Bonds & Notes U.S. Government & Agency Obligations Mortgage-Backed Securities Collateralized Mortgage Obligations Asset-Backed Securities
9.2 Legg Mason Partners Investment Trust(a) — Franklin Global Dividend Fund, Class IS Shares(b)	Information Technology Health Care Consumer Staples Communication Services Financials
6.4 Legg Mason Global Asset Management Trust — BrandywineGLOBAL — Diversified US Large Cap Value Fund, Class IS Shares	Financials Health Care Information Technology Consumer Discretionary Industrials
6.3 Legg Mason Partners Investment Trust(a) — ClearBridge Appreciation Fund, Class IS Shares	Information Technology Communication Services Health Care Financials Industrials
6.2 Legg Mason Global Asset Management Trust — Franklin Strategic Real Return Fund, Class IS Shares(c)	Investments in Underlying Funds U.S. Treasury Inflation Protected Securities Information Technology Financials Health Care
5.6 Legg Mason Partners Investment Trust(a) — ClearBridge Large Cap Growth Fund, Class IS Shares	Information Technology Consumer Discretionary Health Care Industrials Communication Services
3.9 Legg Mason Partners Investment Trust(a) — Franklin U.S. Large Cap Equity Fund, Class IS Shares(d)	Information Technology Health Care Financials Communication Services Consumer Discretionary
3.5 Legg Mason Global Asset Management Trust — Martin Currie Emerging Markets Fund, Class IS Shares	Information Technology Financials Consumer Discretionary Communication Services Materials
3.5 Legg Mason Global Asset Management Trust — Franklin Global Market Neutral Fund, Class IS Shares(e)	Industrials Consumer Discretionary Financials Information Technology Communication Services
2.9 Western Asset Funds, Inc. — Western Asset High Yield Fund, Class IS Shares	Consumer Discretionary Communication Services Industrials Energy Financials
2.9 Legg Mason Global Asset Management Trust — BrandywineGLOBAL — Global Opportunities Bond Fund (USD Hedged), Class IS Shares	Sovereign Bonds U.S. Government & Agency Obligations Corporate Bonds & Notes Collateralized Mortgage Obligations
2.6 Legg Mason Global Asset Management Trust — Franklin U.S. Small Cap Equity Fund, Class IS Shares(f)	Health Care Industrials Financials Information Technology Consumer Discretionary
2.5 Legg Mason Global Asset Management Trust — BrandywineGLOBAL — Alternative Credit Fund, Class IS Shares	Collateralized Mortgage Obligations Asset-Backed Securities Sovereign Bonds Consumer Discretionary Communication Services
2.3 Legg Mason Global Asset Management Trust — BrandywineGLOBAL — Dynamic US Large Cap Value Fund, Class IS Shares	Financials Health Care Consumer Discretionary Information Technology Materials

Franklin Multi-Asset Allocation Funds 2021 Semi-Annual Report	5

Funds at a glance (unaudited) (cont’d)

% of Total Long-Term Investments	Top 5 Sectors
2.2 Legg Mason Global Asset Management Trust — ClearBridge Small Cap Fund, Class IS Shares	Financials Industrials Consumer Discretionary Health Care Information Technology
2.2 Legg Mason Global Asset Management Trust — BrandywineGLOBAL — International Opportunities Bond Fund, Class IS Shares	Sovereign Bonds U.S. Government & Agency Obligations Corporate Bonds & Notes Collateralized Mortgage Obligations
1.8 Legg Mason Partners Investment Trust(a) — ClearBridge Aggressive Growth Fund, Class IS Shares	Information Technology Communication Services Health Care Industrials Materials
1.8 Legg Mason Partners Investment Trust(a) — ClearBridge Mid Cap Fund, Class IS Shares	Industrials Information Technology Consumer Discretionary Financials Health Care
1.6 Legg Mason Partners Investment Trust(a) — ClearBridge Small Cap Growth Fund, Class IS Shares	Information Technology Health Care Industrials Consumer Discretionary Financials
1.6 Western Asset Funds, Inc. — Western Asset Macro Opportunities Fund, Class IS Shares	Corporate Bonds & Notes Sovereign Bonds U.S. Government & Agency Obligations Collateralized Mortgage Obligations Asset-Backed Securities
1.4 Legg Mason Global Asset Management Trust — BrandywineGLOBAL — Global Unconstrained Bond Fund, Class IS Shares	Sovereign Bonds U.S. Government & Agency Obligations Corporate Bonds & Notes Collateralized Mortgage Obligations Asset-Backed Securities
1.0 Legg Mason Global Asset Management Trust — ClearBridge Global Infrastructure Income Fund, Class IS Shares	Utilities Industrials Energy Real Estate Communication Services
0.0* Legg Mason Partners Investment Trust(a) — ClearBridge International Value Fund, Class IS Shares	Industrials Financials Consumer Discretionary Materials Energy
0.0* Legg Mason Global Asset Management Trust — Franklin International Equity Fund, Class IS Shares(g)	Financials Industrials Consumer Discretionary Health Care Information Technology

†	Subject to change at any time.

*	Represents less than 0.1%.

(a)	Prior to September 1, 2021, known as Legg Mason Partners Equity Trust.

(b)	Prior to August 7, 2021, known as QS Global Dividend Fund.

(c)	Prior to August 7, 2021, known as QS Strategic Real Return Fund.

(d)	Prior to August 7, 2021, known as QS U.S. Large Cap Equity Fund.

(e)	Prior to August 7, 2021, known as QS Global Market Neutral Fund.

(f)	Prior to August 7, 2021, known as QS U.S. Small Capitalization Equity Fund.

(g)	Prior to August 7, 2021, known as QS International Equity Fund.

6	Franklin Multi-Asset Allocation Funds 2021 Semi-Annual Report

Franklin Multi-Asset Defensive Growth Fund Breakdown† as of — July 31, 2021

As a Percent of Total Long-Term Investments

% of Total Long-Term Investments	Top 5 Sectors
23.3 Western Asset Funds, Inc. — Western Asset Core Plus Bond Fund, Class IS Shares	Corporate Bonds & Notes U.S. Government & Agency Obligations Mortgage-Backed Securities Sovereign Bonds Collateralized Mortgage Obligations
21.4 Western Asset Funds, Inc. — Western Asset Core Bond Fund, Class IS Shares	Corporate Bonds & Notes U.S. Government & Agency Obligations Mortgage-Backed Securities Collateralized Mortgage Obligations Asset-Backed Securities
7.7 Legg Mason Global Asset Management Trust — BrandywineGLOBAL — Global Opportunities Bond Fund (USD Hedged), Class IS Shares	Sovereign Bonds U.S. Government & Agency Obligations Corporate Bonds & Notes Collateralized Mortgage Obligations
7.2 Legg Mason Partners Investment Trust(a) — Franklin Global Dividend Fund, Class IS Shares(b)	Information Technology Health Care Consumer Staples Communication Services Financials
6.2 Legg Mason Global Asset Management Trust — Franklin Strategic Real Return Fund, Class IS Shares(c)	Investments in Underlying Funds U.S. Treasury Inflation Protected Securities Information Technology Financials Health Care
6.2 Western Asset Funds, Inc. — Western Asset High Yield Fund, Class IS Shares	Consumer Discretionary Communication Services Industrials Energy Financials
5.4 Legg Mason Partners Investment Trust(a) — ClearBridge Appreciation Fund, Class IS Shares	Information Technology Communication Services Health Care Financials Industrials
3.7 Legg Mason Partners Investment Trust(a) — Franklin U.S. Large Cap Equity Fund, Class IS Shares(d)	Information Technology Health Care Financials Communication Services Consumer Discretionary
3.5 Legg Mason Global Asset Management Trust — Franklin Global Market Neutral Fund, Class IS Shares(e)	Industrials Consumer Discretionary Financials Information Technology Communication Services
3.2 Legg Mason Partners Investment Trust(a) — ClearBridge Large Cap Growth Fund, Class IS Shares	Information Technology Consumer Discretionary Health Care Industrials Communication Services
2.5 Legg Mason Global Asset Management Trust — BrandywineGLOBAL — Alternative Credit Fund, Class IS Shares	Collateralized Mortgage Obligations Asset-Backed Securities Sovereign Bonds Consumer Discretionary Communication Services
1.5 Legg Mason Global Asset Management Trust — BrandywineGLOBAL — Global Unconstrained Bond Fund, Class IS Shares	Sovereign Bonds U.S. Government & Agency Obligations Corporate Bonds & Notes Collateralized Mortgage Obligations Asset-Backed Securities
1.5 Western Asset Funds, Inc. — Western Asset Macro Opportunities Fund, Class IS Shares	Corporate Bonds & Notes Sovereign Bonds U.S. Government & Agency Obligations Collateralized Mortgage Obligations Asset-Backed Securities
1.2 Legg Mason Global Asset Management Trust — Franklin U.S. Small Cap Equity Fund, Class IS Shares(f)	Health Care Industrials Financials Information Technology Consumer Discretionary

Franklin Multi-Asset Allocation Funds 2021 Semi-Annual Report	7

Funds at a glance (unaudited) (cont’d)

% of Total Long-Term Investments	Top 5 Sectors
1.1 Legg Mason Global Asset Management Trust — Martin Currie Emerging Markets Fund, Class IS Shares	Information Technology Financials Consumer Discretionary Communication Services Materials
1.1 Legg Mason Partners Investment Trust(a) — ClearBridge Small Cap Growth Fund, Class IS Shares	Information Technology Health Care Industrials Consumer Discretionary Financials
1.1 Legg Mason Global Asset Management Trust — BrandywineGLOBAL — Diversified US Large Cap Value Fund, Class IS Shares	Financials Health Care Information Technology Consumer Discretionary Industrials
1.0 Legg Mason Global Asset Management Trust — BrandywineGLOBAL — Dynamic US Large Cap Value Fund, Class IS Shares	Financials Health Care Consumer Discretionary Information Technology Materials
1.0 Legg Mason Global Asset Management Trust — ClearBridge Global Infrastructure Income Fund, Class IS Shares	Utilities Industrials Energy Real Estate Communication Services
0.1 Legg Mason Partners Investment Trust(a) — ClearBridge International Value Fund, Class IS Shares	Industrials Financials Consumer Discretionary Materials Energy
0.1 Legg Mason Global Asset Management Trust — Franklin International Equity Fund, Class IS Shares(g)	Financials Industrials Consumer Discretionary Health Care Information Technology

†	Subject to change at any time.

(a)	Prior to September 1, 2021, known as Legg Mason Partners Equity Trust.

(b)	Prior to August 7, 2021, known as QS Global Dividend Fund.

(c)	Prior to August 7, 2021, known as QS Strategic Real Return Fund.

(d)	Prior to August 7, 2021, known as QS U.S. Large Cap Equity Fund.

(e)	Prior to August 7, 2021, known as QS Global Market Neutral Fund.

(f)	Prior to August 7, 2021, known as QS U.S. Small Capitalization Equity Fund. (g) Prior to August 7, 2021, known as QS International Equity Fund.

8	Franklin Multi-Asset Allocation Funds 2021 Semi-Annual Report

Funds expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; service and/or distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on February 1, 2021 and held for the six months ended July 31, 2021.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]						Based on hypothetical total return[1]
Franklin Multi-Asset Growth Fund	Actual Total Return Without Sales Charge[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[3]	Expenses Paid During the Period[4]	Franklin Multi-Asset Growth Fund	Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[3]	Expenses Paid During the Period[4]
Class A	12.94%	$1,000.00	$1,129.40	0.43%	$2.27	Class A	5.00%	$1,000.00	$1,022.66	0.43%	$2.16
Class C	12.51	1,000.00	1,125.10	1.19	6.27	Class C	5.00	1,000.00	1,018.89	1.19	5.96
Class R	12.76	1,000.00	1,127.60	0.80	4.22	Class R	5.00	1,000.00	1,020.83	0.80	4.01
Class I	13.07	1,000.00	1,130.70	0.20	1.06	Class I	5.00	1,000.00	1,023.80	0.20	1.00

[1]	For the six months ended July 31, 2021.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charge (“CDSC”) with respect to Class C shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]	Does not include fees and expenses of the Underlying Funds in which the Fund invests.

[4]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), then divided by 365.

Franklin Multi-Asset Allocation Funds 2021 Semi-Annual Report	9

Funds expenses (unaudited) (cont’d)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; service and/or distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on February 1, 2021 and held for the six months ended July 31, 2021.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]						Based on hypothetical total return[1]
Franklin Multi-Asset Moderate Growth Fund	Actual Total Return Without Sales Charge[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[3]	Expenses Paid During the Period[4]	Franklin Multi-Asset Moderate Growth Fund	Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[3]	Expenses Paid During the Period[4]
Class A	10.85%	$1,000.00	$1,108.50	0.43%	$2.25	Class A	5.00%	$1,000.00	$1,022.66	0.43%	$2.16
Class C	10.36	1,000.00	1,103.60	1.20	6.26	Class C	5.00	1,000.00	1,018.84	1.20	6.01
Class R	10.57	1,000.00	1,105.70	0.80	4.18	Class R	5.00	1,000.00	1,020.83	0.80	4.01
Class I	10.96	1,000.00	1,109.60	0.14	0.73	Class I	5.00	1,000.00	1,024.10	0.14	0.70

[1]	For the six months ended July 31, 2021.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charge (“CDSC”) with respect to Class C shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]	Does not include fees and expenses of the Underlying Funds in which the Fund invests.

[4]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), then divided by 365.

10	Franklin Multi-Asset Allocation Funds 2021 Semi-Annual Report

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; service and/or distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on February 1, 2021 and held for the six months ended July 31, 2021.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” providesinformationabouthypotheticalaccountvaluesandhypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]						Based on hypothetical total return[1]
Franklin Multi-Asset Conservative Growth Fund	Actual Total Return Without Sales Charge[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[3]	Expenses Paid During the Period[4]	Franklin Multi-Asset Conservative Growth Fund	Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[3]	Expenses Paid During the Period[4]
Class A	8.07%	$1,000.00	$1,080.70	0.44%	$2.27	Class A	5.00%	$1,000.00	$1,022.61	0.44%	$2.21
Class C	7.65	1,000.00	1,076.50	1.28	6.59	Class C	5.00	1,000.00	1,018.45	1.28	6.41
Class R	7.87	1,000.00	1,078.70	0.80	4.12	Class R	5.00	1,000.00	1,020.83	0.80	4.01
Class I	8.23	1,000.00	1,082.30	0.15	0.77	Class I	5.00	1,000.00	1,024.05	0.15	0.75

[1]	For the six months ended July 31, 2021.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charge (“CDSC”) with respect to Class C shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]	Does not include fees and expenses of the Underlying Funds in which the Fund invests.

[4]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), then divided by 365.

Franklin Multi-Asset Allocation Funds 2021 Semi-Annual Report	11

Funds expenses (unaudited) (cont’d)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; service and/or distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on February 1, 2021 and held for the six months ended July 31, 2021.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” providesinformationabouthypotheticalaccountvaluesandhypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]						Based on hypothetical total return[1]
Franklin Multi-Asset Defensive Growth Fund	Actual Total Return Without Sales Charge[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[3]	Expenses Paid During the Period[4]	Franklin Multi-Asset Defensive Growth Fund	Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[3]	Expenses Paid During the Period[4]
Class A	5.13%	$1,000.00	$1,051.30	0.53%	$2.70	Class A	5.00%	$1,000.00	$1,022.17	0.53%	$2.66
Class C	4.79	1,000.00	1,047.90	1.33	6.75	Class C	5.00	1,000.00	1,018.20	1.33	6.66
Class C1	4.77	1,000.00	1,047.70	1.25	6.35	Class C1	5.00	1,000.00	1,018.60	1.25	6.26
Class R	5.08	1,000.00	1,050.80	0.80	4.07	Class R	5.00	1,000.00	1,020.83	0.80	4.01
Class I	5.37	1,000.00	1,053.70	0.25	1.27	Class I	5.00	1,000.00	1,023.55	0.25	1.25

[1]	For the six months ended July 31, 2021.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charge (“CDSC”) with respect to Class C shares and Class C1 shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]	Does not include fees and expenses of the Underlying Funds in which the Fund invests.

[4]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), then divided by 365.

12	Franklin Multi-Asset Allocation Funds 2021 Semi-Annual Report

Schedules of investments (unaudited)

July 31, 2021

Franklin Multi-Asset Growth Fund

(Percentages shown based on Fund net assets)

Description		Shares	Value
Investments in Underlying Funds (a) — 99.8%
Legg Mason Global Asset Management Trust:
BrandywineGLOBAL — Alternative Credit Fund, Class IS Shares		2,008,521	$20,868,533
BrandywineGLOBAL — Diversified US Large Cap Value Fund, Class IS Shares		5,222,100	113,946,221
BrandywineGLOBAL — Dynamic US Large Cap Value Fund, Class IS Shares		2,429,974	37,737,502
BrandywineGLOBAL — Global Unconstrained Bond Fund, Class IS Shares		1,012,910	12,762,668
BrandywineGLOBAL — International Opportunities Bond Fund, Class IS Shares		638,682	7,753,594
ClearBridge Global Infrastructure Income Fund, Class IS Shares		630,885	8,586,346
ClearBridge Small Cap Fund, Class IS Shares		633,850	49,491,015
Franklin Global Market Neutral Fund, Class IS Shares		3,144,592	30,156,639	(b)
Franklin International Equity Fund, Class IS Shares		3,791,194	70,743,676	(c)
Franklin Strategic Real Return Fund, Class IS Shares		3,987,315	52,154,074	(d)
Franklin U.S. Small Cap Equity Fund, Class IS Shares		1,685,598	26,801,000	(e)
Martin Currie Emerging Markets Fund, Class IS Shares		3,830,020	65,225,244
Legg Mason Partners Investment Trust: (f)
ClearBridge Aggressive Growth Fund, Class IS Shares		105,390	24,493,783
ClearBridge Appreciation Fund, Class IS Shares		1,598,460	53,372,590
ClearBridge International Value Fund, Class IS Shares		2,769,084	31,373,721
ClearBridge Large Cap Growth Fund, Class IS Shares		750,863	57,846,453
ClearBridge Mid Cap Fund, Class IS Shares		780,638	39,633,012
ClearBridge Small Cap Growth Fund, Class IS Shares		109,553	6,304,758
Franklin Global Dividend Fund, Class IS Shares		5,300,512	77,599,492	(g)
Franklin U.S. Large Cap Equity Fund, Class IS Shares		1,473,167	34,899,323	(h)
Western Asset Funds, Inc.:
Western Asset Core Plus Bond Fund, Class IS Shares		445,992	5,454,485
Western Asset High Yield Fund, Class IS Shares		759,608	6,330,685
Western Asset Macro Opportunities Fund, Class IS Shares		1,104,711	13,002,452
Total Investments in Underlying Funds before Short-Term Investments (Cost — $586,915,638)			846,537,266

	Rate
Short-Term Investments — 0.3%
Invesco Government & Agency Portfolio, Institutional Class (Cost — $2,334,259)	0.026%	2,334,259	2,334,259
Total Investments — 100.1% (Cost — $589,249,897)			848,871,525
Liabilities in Excess of Other Assets — (0.1)%			(865,527)
Total Net Assets — 100.0%			$848,005,998

(a)	Underlying Funds are affiliated with Franklin Resources, Inc. and more information about the Underlying Funds is available at www.leggmason.com/mutualfunds (Note 8).

(b)	Prior to August 7, 2021, known as QS Global Market Neutral Fund.

(c)	Prior to August 7, 2021, known as QS International Equity Fund.

(d)	Prior to August 7, 2021, known as QS Strategic Real Return Fund.

(e)	Prior to August 7, 2021, known as QS U.S. Small Capitalization Equity Fund.

(f)	Prior to September 1, 2021, known as Legg Mason Partners Equity Trust.

(g)	Prior to August 7, 2021, known as QS Global Dividend Fund.

(h)	Prior to August 7, 2021, known as QS U.S. Large Cap Equity Fund.

See Notes to Financial Statements.

Franklin Multi-Asset Allocation Funds 2021 Semi-Annual Report	13

Schedules of investments (unaudited) (cont’d)

July 31, 2021

Franklin Multi-Asset Moderate Growth Fund

(Percentages shown based on Fund net assets)

Description		Shares	Value
Investments in Underlying Funds (a) — 99.7%
Legg Mason Global Asset Management Trust:
BrandywineGLOBAL — Alternative Credit Fund, Class IS Shares		1,261,763	$13,109,714
BrandywineGLOBAL — Diversified US Large Cap Value Fund, Class IS Shares		3,028,164	66,074,547
BrandywineGLOBAL — Dynamic US Large Cap Value Fund, Class IS Shares		1,139,434	17,695,412
BrandywineGLOBAL — Global Unconstrained Bond Fund, Class IS Shares		617,612	7,781,912
BrandywineGLOBAL — International Opportunities Bond Fund, Class IS Shares		899,366	10,918,302
ClearBridge Global Infrastructure Income Fund, Class IS Shares		370,815	5,046,796
ClearBridge Small Cap Fund, Class IS Shares		264,652	20,663,999
Franklin Global Market Neutral Fund, Class IS Shares		1,937,434	18,579,991	(b)
Franklin International Equity Fund, Class IS Shares		1,140,894	21,289,089	(c)
Franklin Strategic Real Return Fund, Class IS Shares		2,437,950	31,888,389	(d)
Franklin U.S. Small Cap Equity Fund, Class IS Shares		914,364	14,538,391	(e)
Martin Currie Emerging Markets Fund, Class IS Shares		1,878,296	31,987,379
Legg Mason Partners Investment Trust: (f)
ClearBridge Aggressive Growth Fund, Class IS Shares		59,101	13,735,592
ClearBridge Appreciation Fund, Class IS Shares		864,979	28,881,638
ClearBridge International Value Fund, Class IS Shares		868,081	9,835,360
ClearBridge Large Cap Growth Fund, Class IS Shares		450,217	34,684,687
ClearBridge Mid Cap Fund, Class IS Shares		229,495	11,651,451
ClearBridge Small Cap Growth Fund, Class IS Shares		150,201	8,644,087
Franklin Global Dividend Fund, Class IS Shares		3,268,827	47,855,633	(g)
Franklin U.S. Large Cap Equity Fund, Class IS Shares		825,320	19,551,834	(h)
Western Asset Funds, Inc.:
Western Asset Core Bond Fund, Class IS Shares		1,504,455	20,144,653
Western Asset Core Plus Bond Fund, Class IS Shares		3,985,534	48,743,078
Western Asset High Yield Fund, Class IS Shares		1,482,003	12,350,510
Western Asset Macro Opportunities Fund, Class IS Shares		672,397	7,914,111
Total Investments in Underlying Funds before Short-Term Investments (Cost — $382,434,386)			523,566,555

	Rate
Short-Term Investments — 0.4%
Invesco Government & Agency Portfolio, Institutional Class (Cost — $2,287,885)	0.026%	2,287,885	2,287,885
Total Investments — 100.1% (Cost — $384,722,271)			525,854,440
Liabilities in Excess of Other Assets — (0.1)%			(633,462)
Total Net Assets — 100.0%			$525,220,978

(a)	Underlying Funds are affiliated with Franklin Resources, Inc. and more information about the Underlying Funds is available at www.leggmason.com/mutualfunds (Note 8).

(b)	Prior to August 7, 2021, known as QS Global Market Neutral Fund.

(c)	Prior to August 7, 2021, known as QS International Equity Fund.

(d)	Prior to August 7, 2021, known as QS Strategic Real Return Fund.

(e)	Prior to August 7, 2021, known as QS U.S. Small Capitalization Equity Fund.

(f)	Prior to September 1, 2021, known as Legg Mason Partners Equity Trust.

(g)	Prior to August 7, 2021, known as QS Global Dividend Fund.

(h)	Prior to August 7, 2021, known as QS U.S. Large Cap Equity Fund.

See Notes to Financial Statements.

14	Franklin Multi-Asset Allocation Funds 2021 Semi-Annual Report

Franklin Multi-Asset Conservative Growth Fund

(Percentages shown based on Fund net assets)

Description		Shares	Value
Investments in Underlying Funds (a) — 99.9%
Legg Mason Global Asset Management Trust:
BrandywineGLOBAL — Alternative Credit Fund, Class IS Shares		793,896	$8,248,580
BrandywineGLOBAL — Diversified US Large Cap Value Fund, Class IS Shares		970,029	21,166,033
BrandywineGLOBAL — Dynamic US Large Cap Value Fund, Class IS Shares		486,856	7,560,873
BrandywineGLOBAL — Global Opportunities Bond Fund (USD Hedged), Class IS Shares		914,959	9,561,320
BrandywineGLOBAL — Global Unconstrained Bond Fund, Class IS Shares		376,650	4,745,786
BrandywineGLOBAL — International Opportunities Bond Fund, Class IS Shares		614,405	7,458,884
ClearBridge Global Infrastructure Income Fund, Class IS Shares		246,969	3,361,244
ClearBridge Small Cap Fund, Class IS Shares		95,881	7,486,367
Franklin Global Market Neutral Fund, Class IS Shares		1,216,563	11,666,841	(b)
Franklin International Equity Fund, Class IS Shares		6,918	129,085	(c)
Franklin Strategic Real Return Fund, Class IS Shares		1,567,283	20,500,058	(d)
Franklin U.S. Small Cap Equity Fund, Class IS Shares		537,619	8,548,136	(e)
Martin Currie Emerging Markets Fund, Class IS Shares		688,016	11,716,913
Legg Mason Partners Investment Trust: (f)
ClearBridge Aggressive Growth Fund, Class IS Shares		26,292	6,110,565
ClearBridge Appreciation Fund, Class IS Shares		628,783	20,995,064
ClearBridge International Value Fund, Class IS Shares		12,524	141,893
ClearBridge Large Cap Growth Fund, Class IS Shares		241,780	18,626,759
ClearBridge Mid Cap Fund, Class IS Shares		116,708	5,925,269
ClearBridge Small Cap Growth Fund, Class IS Shares		95,104	5,473,247
Franklin Global Dividend Fund, Class IS Shares		2,080,585	30,459,772	(g)
Franklin U.S. Large Cap Equity Fund, Class IS Shares		547,331	12,966,268	(h)
Western Asset Funds, Inc.:
Western Asset Core Bond Fund, Class IS Shares		2,931,131	39,247,845
Western Asset Core Plus Bond Fund, Class IS Shares		4,569,636	55,886,649
Western Asset High Yield Fund, Class IS Shares		1,147,666	9,563,610
Western Asset Macro Opportunities Fund, Class IS Shares		440,720	5,187,275
Total Investments in Underlying Funds before Short-Term Investments (Cost — $253,632,032)			332,734,336

	Rate
Short-Term Investments — 0.2%
Invesco Government & Agency Portfolio, Institutional Class (Cost — $602,380)	0.026%	602,380	602,380
Total Investments — 100.1% (Cost — $254,234,412)			333,336,716
Liabilities in Excess of Other Assets — (0.1)%			(269,960)
Total Net Assets — 100.0%			$333,066,756

(a)	Underlying Funds are affiliated with Franklin Resources, Inc. and more information about the Underlying Funds is available at www.leggmason.com/mutualfunds (Note 8).

(b)	Prior to August 7, 2021, known as QS Global Market Neutral Fund.

(c)	Prior to August 7, 2021, known as QS International Equity Fund.

(d)	Prior to August 7, 2021, known as QS Strategic Real Return Fund.

(e)	Prior to August 7, 2021, known as QS U.S. Small Capitalization Equity Fund.

(f)	Prior to September 1, 2021, known as Legg Mason Partners Equity Trust.

(g)	Prior to August 7, 2021, known as QS Global Dividend Fund.

(h)	Prior to August 7, 2021, known as QS U.S. Large Cap Equity Fund.

See Notes to Financial Statements.

Franklin Multi-Asset Allocation Funds 2021 Semi-Annual Report	15

Schedules of investments (unaudited) (cont’d)

July 31, 2021

Franklin Multi-Asset Defensive Growth Fund

(Percentages shown based on Fund net assets)

Description		Shares	Value
Investments in Underlying Funds (a) — 99.6%
Legg Mason Global Asset Management Trust:
BrandywineGLOBAL — Alternative Credit Fund, Class IS Shares		323,861	$3,364,911
BrandywineGLOBAL — Diversified US Large Cap Value Fund, Class IS Shares		65,275	1,424,291
BrandywineGLOBAL — Dynamic US Large Cap Value Fund, Class IS Shares		90,777	1,409,767
BrandywineGLOBAL — Global Opportunities Bond Fund (USD Hedged), Class IS Shares		1,000,624	10,456,521
BrandywineGLOBAL — Global Unconstrained Bond Fund, Class IS Shares		159,942	2,015,272
ClearBridge Global Infrastructure Income Fund, Class IS Shares		99,522	1,354,488
Franklin Global Market Neutral Fund, Class IS Shares		493,464	4,732,323	(b)
Franklin International Equity Fund, Class IS Shares		4,663	87,003	(c)
Franklin Strategic Real Return Fund, Class IS Shares		644,106	8,424,909	(d)
Franklin U.S. Small Cap Equity Fund, Class IS Shares		103,230	1,641,356	(e)
Martin Currie Emerging Markets Fund, Class IS Shares		89,601	1,525,905
Legg Mason Partners Investment Trust: (f)
ClearBridge Appreciation Fund, Class IS Shares		217,470	7,261,332
ClearBridge International Value Fund, Class IS Shares		8,242	93,387
ClearBridge Large Cap Growth Fund, Class IS Shares		55,712	4,292,084
ClearBridge Small Cap Growth Fund, Class IS Shares		25,365	1,459,775
Franklin Global Dividend Fund, Class IS Shares		667,114	9,766,552	(g)
Franklin U.S. Large Cap Equity Fund, Class IS Shares		212,332	5,030,149	(h)
Western Asset Funds, Inc.:
Western Asset Core Bond Fund, Class IS Shares		2,160,510	28,929,231
Western Asset Core Plus Bond Fund, Class IS Shares		2,580,566	31,560,323
Western Asset High Yield Fund, Class IS Shares		1,001,386	8,344,582
Western Asset Macro Opportunities Fund, Class IS Shares		170,146	2,002,615
Total Investments in Underlying Funds before Short-Term Investments (Cost — $109,064,970)			135,176,776

	Rate
Short-Term Investments — 0.4%
Invesco Government & Agency Portfolio, Institutional Class (Cost — $551,645)	0.026%	551,645	551,645
Total Investments — 100.0% (Cost — $109,616,615)			135,728,421
Other Assets in Excess of Liabilities — 0.0%††			13,655
Total Net Assets — 100.0%			$135,742,076

††	Represents less than 0.1%.

(a)	Underlying Funds are affiliated with Franklin Resources, Inc. and more information about the Underlying Funds is available at www.leggmason.com/mutualfunds (Note 8).

(b)	Prior to August 7, 2021, known as QS Global Market Neutral Fund.

(c)	Prior to August 7, 2021, known as QS International Equity Fund.
(d)	Prior to August 7, 2021, known as QS Strategic Real Return Fund.

(e)	Prior to August 7, 2021, known as QS U.S. Small Capitalization Equity Fund.

(f)	Prior to September 1, 2021, known as Legg Mason Partners Equity Trust.

(g)	Prior to August 7, 2021, known as QS Global Dividend Fund.

(h)	Prior to August 7, 2021, known as QS U.S. Large Cap Equity Fund.

See Notes to Financial Statements.

16	Franklin Multi-Asset Allocation Funds 2021 Semi-Annual Report

Statements of assets and liabilities (unaudited)

July 31, 2021

	Franklin Multi-Asset Growth Fund	Franklin Multi-Asset Moderate Growth Fund

Assets:
Investments in affiliated Underlying Funds, at cost	$586,915,638	$382,434,386
Short-term investments, at cost	2,334,259	2,287,885
Investments in affiliated Underlying Funds, at value	$846,537,266	$523,566,555
Short-term investments, at value	2,334,259	2,287,885
Receivable for Fund shares sold	71,015	113,387
Distributions receivable from affiliated Underlying Funds	38,567	187,153
Interest receivable	47	29
Receivable from investment manager	23	20
Prepaid expenses	40,256	37,830
Total Assets	849,021,433	526,192,859

Liabilities:
Payable for Fund shares repurchased	502,088	479,809
Transfer agent fees payable	225,450	134,570
Service and/or distribution fees payable	182,218	113,228
Payable for investments in affiliated Underlying Funds	39,729	192,835
Audit and tax fees payable	16,466	16,010
Trustees’ fees payable	2,492	1,617
Accrued expenses	46,992	33,812
Total Liabilities	1,015,435	971,881
Total Net Assets	$848,005,998	$525,220,978

Net Assets:
Par value (Note 7)	$455	$292
Paid-in capital in excess of par value	601,046,070	390,101,042
Total distributable earnings (loss)	246,959,473	135,119,644
Total Net Assets	$848,005,998	$525,220,978

Net Assets:
Class A	$839,739,010	$516,836,291
Class C	$4,383,629	$4,008,170
Class R	$117,204	$159,888
Class I	$3,766,155	$4,216,629

Shares Outstanding:
Class A	45,077,537	28,785,001
Class C	255,702	217,773
Class R	6,361	9,054
Class I	202,889	236,889

Net Asset Value:
Class A (and redemption price)	$18.63	$17.96
Class C*	$17.14	$18.41
Class R (and redemption price)	$18.43	$17.66
Class I (and redemption price)	$18.56	$17.80
Maximum Public Offering Price Per Share:
Class A (based on maximum initial sales charge of 5.75% and 5.75%, respectively)	$19.77	$19.06

*	Redemption price per share is NAV of Class C shares reduced by a 1.00% CDSC if shares are redeemed within one year from purchase payment (Note 2).

See Notes to Financial Statements.

Franklin Multi-Asset Allocation Funds 2021 Semi-Annual Report	17

Statements of assets and liabilities (unaudited) (cont’d)

July 31, 2021

	Franklin Multi-Asset Conservative Growth Fund	Franklin Multi-Asset Defensive Growth Fund

Assets:
Investments in affiliated Underlying Funds, at cost	$253,632,032	$109,064,970
Short-term investments, at cost	602,380	551,645
Investments in affiliated Underlying Funds, at value	$332,734,336	$135,176,776
Short-term investments, at value	602,380	551,645
Distributions receivable from affiliated Underlying Funds	218,837	147,369
Receivable for Fund shares sold	26,548	107,359
Interest receivable	21	9
Receivable from investment manager	19	35
Prepaid expenses	39,912	43,084
Total Assets	333,622,053	136,026,277

Liabilities:
Payable for investments in affiliated Underlying Funds	225,546	151,866
Payable for Fund shares repurchased	134,531	36,845
Transfer agent fees payable	82,359	34,858
Service and/or distribution fees payable	72,567	28,802
Audit and tax fees payable	15,707	15,385
Trustees’ fees payable	1,068	386
Accrued expenses	23,519	16,059
Total Liabilities	555,297	284,201
Total Net Assets	$333,066,756	$135,742,076

Net Assets:
Par value (Note 7)	$209	$94
Paid-in capital in excess of par value	258,287,202	113,396,427
Total distributable earnings (loss)	74,779,345	22,345,555
Total Net Assets	$333,066,756	$135,742,076

Net Assets:
Class A	$326,507,750	$132,786,772
Class C	$3,787,344	$770,603
Class C1	—	$85,912
Class R	$78,318	$102,922
Class I	$2,693,344	$1,995,867

Shares Outstanding:
Class A	20,537,547	9,194,862
Class C	226,399	53,586
Class C1	—	5,777
Class R	4,916	7,135
Class I	169,521	138,547

Net Asset Value:
Class A (and redemption price)	$15.90	$14.44
Class C*	$16.73	$14.38
Class C1*	—	$14.87
Class R (and redemption price)	$15.93	$14.42
Class I (and redemption price)	$15.89	$14.41
Maximum Public Offering Price Per Share:
Class A (based on maximum initial sales charge of 5.75% and 4.25%, respectively)	$16.87	$15.08

*	Redemption price per share is NAV of Class C and Class C1 shares reduced by a 1.00% CDSC if shares are redeemed within one year from purchase payment (Note 2).

See Notes to Financial Statements.

18	Franklin Multi-Asset Allocation Funds 2021 Semi-Annual Report

Statements of operations (unaudited)

For the Six Months Ended July 31, 2021

	Franklin Multi-Asset Growth Fund	Franklin Multi-Asset Moderate Growth Fund

Investment Income:
Income distributions from affiliated Underlying Funds	$2,863,444	$2,722,886
Interest	321	243
Total Investment Income	2,863,765	2,723,129

Expenses:
Service and/or distribution fees (Notes 2 and 5)	1,048,439	650,048
Transfer agent fees (Note 5)	597,281	343,643
Registration fees	43,367	41,420
Legal fees	35,755	24,938
Fund accounting fees	19,472	18,120
Trustees’ fees	18,430	11,552
Shareholder reports	17,271	11,667
Audit and tax fees	16,465	16,011
Insurance	4,196	2,899
Custody fees	558	395
Interest expense	8	—
Miscellaneous expenses	2,215	1,881
Total Expenses	1,803,457	1,122,574
Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	(210)	(234)
Net Expenses	1,803,247	1,122,340
Net Investment Income	1,060,518	1,600,789

Realized and Unrealized Gain on Affiliated Underlying Funds and Capital Gain Distributions From Affiliated Underlying Funds (Notes 1 and 3):
Net Realized Gain From:
Sale of affiliated Underlying Funds	6,247,846	3,102,164
Capital gain distributions from affiliated Underlying Funds	4,471,087	2,914,253
Net Realized Gain	10,718,933	6,016,417
Change in Net Unrealized Appreciation (Depreciation) on Affiliated Underlying Funds	87,667,172	44,354,310
Net Gain on Affiliated Underlying Funds and Capital Gain Distributions From Affiliated Underlying Funds	98,386,105	50,370,727
Increase in Net Assets From Operations	$99,446,623	$51,971,516

See Notes to Financial Statements.

Franklin Multi-Asset Allocation Funds 2021 Semi-Annual Report	19

Statements of operations (unaudited) (cont’d)

For the Six Months Ended July 31, 2021

	Franklin Multi-Asset Conservative Growth Fund	Franklin Multi-Asset Defensive Growth Fund

Investment Income:
Income distributions from affiliated Underlying Funds	$2,232,486	$1,194,584
Interest	227	60
Total Investment Income	2,232,713	1,194,644

Expenses:
Service and/or distribution fees (Notes 2 and 5)	415,589	167,015
Transfer agent fees (Note 5)	196,282	80,989
Registration fees	41,793	44,798
Legal fees	18,276	14,482
Fund accounting fees	17,305	16,481
Audit and tax fees	15,707	15,385
Shareholder reports	9,343	4,810
Trustees’ fees	7,404	3,250
Insurance	2,176	1,182
Custody fees	297	192
Interest expense	—	20
Miscellaneous expenses	1,868	2,186
Total Expenses	726,040	350,790
Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	(158)	(656)
Net Expenses	725,882	350,134
Net Investment Income	1,506,831	844,510

Realized and Unrealized Gain on Affiliated Underlying Funds and Capital Gain Distributions From Affiliated Underlying Funds (Notes 1 and 3):
Net Realized Gain From:
Sale of affiliated Underlying Funds	1,447,788	687,949
Capital gain distributions from affiliated Underlying Funds	1,543,118	489,810
Net Realized Gain	2,990,906	1,177,759
Change in Net Unrealized Appreciation (Depreciation) on Affiliated Underlying Funds	20,587,176	4,726,839
Net Gain on Affiliated Underlying Funds and Capital Gain Distributions From Affiliated Underlying Funds	23,578,082	5,904,598
Increase in Net Assets From Operations	$25,084,913	$6,749,108

See Notes to Financial Statements.

20	Franklin Multi-Asset Allocation Funds 2021 Semi-Annual Report

Statements of changes in net assets

Franklin Multi-Asset Growth Fund

For the Six Months Ended July 31, 2021 (unaudited) and the Year Ended January 31, 2021	July 31	January 31

Operations:
Net investment income	$1,060,518	$6,784,068
Net realized gain	10,718,933	22,734,136
Change in net unrealized appreciation (depreciation)	87,667,172	51,278,969
Increase in Net Assets From Operations	99,446,623	80,797,173

Distributions to Shareholders From (Notes 1 and 6):
Total distributable earnings	(14,896,406)	(37,756,817)
Decrease in Net Assets From Distributions to Shareholders	(14,896,406)	(37,756,817)

Fund Share Transactions (Note 7):
Net proceeds from sale of shares	19,680,824	32,879,705
Reinvestment of distributions	14,854,437	37,674,149
Cost of shares repurchased	(45,686,347)	(76,719,038)
Decrease in Net Assets From Fund Share Transactions	(11,151,086)	(6,165,184)
Increase in Net Assets	73,399,131	36,875,172

Net Assets:
Beginning of period	774,606,867	737,731,695
End of period	$848,005,998	$774,606,867

See Notes to Financial Statements.

Franklin Multi-Asset Allocation Funds 2021 Semi-Annual Report	21

Statements of changes in net assets (cont’d)

Franklin Multi-Asset Moderate Growth Fund

For the Six Months Ended July 31, 2021 (unaudited) and the Year Ended January 31, 2021	July 31	January 31

Operations:
Net investment income	$1,600,789	$5,336,632
Net realized gain	6,016,417	14,631,864
Change in net unrealized appreciation (depreciation)	44,354,310	27,390,239
Increase in Net Assets From Operations	51,971,516	47,358,735

Distributions to Shareholders From (Notes 1 and 6):
Total distributable earnings	(9,735,632)	(25,302,067)
Decrease in Net Assets From Distributions to Shareholders	(9,735,632)	(25,302,067)

Fund Share Transactions (Note 7):
Net proceeds from sale of shares	17,206,107	28,130,674
Reinvestment of distributions	9,695,200	25,194,862
Cost of shares repurchased	(29,439,469)	(56,108,085)
Decrease in Net Assets From Fund Share Transactions	(2,538,162)	(2,782,549)
Increase in Net Assets	39,697,722	19,274,119

Net Assets:
Beginning of period	485,523,256	466,249,137
End of period	$525,220,978	$485,523,256

See Notes to Financial Statements.

22	Franklin Multi-Asset Allocation Funds 2021 Semi-Annual Report

Franklin Multi-Asset Conservative Growth Fund

For the Six Months Ended July 31, 2021 (unaudited) and the Year Ended January 31, 2021	July 31	January 31

Operations:
Net investment income	$1,506,831	$4,457,396
Net realized gain	2,990,906	7,884,777
Change in net unrealized appreciation (depreciation)	20,587,176	15,242,657
Increase in Net Assets From Operations	25,084,913	27,584,830

Distributions to Shareholders From (Notes 1 and 6):
Total distributable earnings	(7,012,329)	(13,810,761)
Decrease in Net Assets From Distributions to Shareholders	(7,012,329)	(13,810,761)

Fund Share Transactions (Note 7):
Net proceeds from sale of shares	18,852,104	35,448,248
Reinvestment of distributions	6,977,083	13,729,738
Cost of shares repurchased	(20,555,869)	(53,541,250)
Increase (Decrease) in Net Assets From Fund Share Transactions	5,273,318	(4,363,264)
Increase in Net Assets	23,345,902	9,410,805

Net Assets:
Beginning of period	309,720,854	300,310,049
End of period	$333,066,756	$309,720,854

See Notes to Financial Statements.

Franklin Multi-Asset Allocation Funds 2021 Semi-Annual Report	23

Statements of changes in net assets (cont’d)

Franklin Multi-Asset Defensive Growth Fund

For the Six Months Ended July 31, 2021 (unaudited) and the Year Ended January 31, 2021	July 31	January 31

Operations:
Net investment income	$844,510	$2,546,328
Net realized gain	1,177,759	2,361,313
Change in net unrealized appreciation (depreciation)	4,726,839	4,845,687
Increase in Net Assets From Operations	6,749,108	9,753,328

Distributions to Shareholders From (Notes 1 and 6):
Total distributable earnings	(2,734,078)	(4,270,166)
Decrease in Net Assets From Distributions to Shareholders	(2,734,078)	(4,270,166)

Fund Share Transactions (Note 7):
Net proceeds from sale of shares	6,182,419	16,934,804
Reinvestment of distributions	2,721,513	4,243,585
Cost of shares repurchased	(9,954,046)	(21,386,507)
Decrease in Net Assets From Fund Share Transactions	(1,050,114)	(208,118)
Increase in Net Assets	2,964,916	5,275,044

Net Assets:
Beginning of period	132,777,160	127,502,116
End of period	$135,742,076	$132,777,160

See Notes to Financial Statements.

24	Franklin Multi-Asset Allocation Funds 2021 Semi-Annual Report

Financial highlights

Franklin Multi-Asset Growth Fund

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:

Class A Shares[1]	2021[2]		2021	2020	2019	2018	2017

Net asset value, beginning of period	$16.79		$15.85	$15.28	$17.34	$16.31	$14.60

Income (loss) from operations:
Net investment income	0.02		0.15	0.23	0.21	0.16	0.16
Net realized and unrealized gain (loss)	2.15		1.62	1.28	(1.37)	2.92	2.23
Total income (loss) from operations	2.17		1.77	1.51	(1.16)	3.08	2.39

Less distributions from:
Net investment income	(0.00)	[3]	(0.17)	(0.23)	(0.29)	(0.20)	(0.16)
Net realized gains	(0.33)		(0.66)	(0.71)	(0.61)	(1.85)	(0.52)
Total distributions	(0.33)		(0.83)	(0.94)	(0.90)	(2.05)	(0.68)

Net asset value, end of period	$18.63		$16.79	$15.85	$15.28	$17.34	$16.31
Total return[4]	12.94%		11.84%	10.09%	(6.53)%	19.69%	16.68%

Net assets, end of period (millions)	$840		$767	$729	$700	$796	$703

Ratios to average net assets:
Gross expenses[5]	0.43%[6]		0.48%	0.46%	0.47%	0.48%	0.54%
Net expenses[5,7]	0.43	[6]	0.48 [8]	0.46 [8]	0.47	0.48 [8]	0.54
Net investment income	0.26	[6]	0.98	1.46	1.33	0.91	1.03

Portfolio turnover rate	8%		10%	25%	15%	40%[9]	20%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended July 31, 2021 (unaudited).

[3]	Amount represents less than $0.005 per share.

[4]

Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Does not include fees and expenses of the Underlying Funds in which the Fund invests.

[6]	Annualized.

[7]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A shares did not exceed 0.80%. This expense limitation arrangement cannot be terminated prior to December 31, 2022 without the Board of Trustees’ consent.

[8]	Reflects fee waivers and/or expense reimbursements.

[9]	Excludes the value of securities received in lieu of cash proceeds from the sale of Underlying Funds and the subsequent sale of those securities.

See Notes to Financial Statements.

Franklin Multi-Asset Allocation Funds 2021 Semi-Annual Report	25

Financial highlights (cont’d)

Franklin Multi-Asset Growth Fund

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:

Class C Shares[1]	2021[2]		2021	2020	2019	2018	2017

Net asset value, beginning of period	$15.53		$14.74	$14.24	$16.20	$15.36	$13.80

Income (loss) from operations:
Net investment income (loss)	(0.05)		0.03	0.06	0.09	0.03	0.04
Net realized and unrealized gain (loss)	1.99		1.50	1.23	(1.26)	2.75	2.10
Total income (loss) from operations	1.94		1.53	1.29	(1.17)	2.78	2.14

Less distributions from:
Net investment income	(0.00)	[3]	(0.08)	(0.08)	(0.18)	(0.09)	(0.06)
Net realized gains	(0.33)		(0.66)	(0.71)	(0.61)	(1.85)	(0.52)
Total distributions	(0.33)		(0.74)	(0.79)	(0.79)	(1.94)	(0.58)

Net asset value, end of period	$17.14		$15.53	$14.74	$14.24	$16.20	$15.36
Total return[4]	12.51%		11.07%	9.29%	(7.11)%	18.90%	15.81%

Net assets, end of period (000s)	$4,384		$5,242	$6,547	$14,674	$19,018	$19,662

Ratios to average net assets:
Gross expenses[5]	1.19%[6]		1.16%	1.14%	1.15%	1.18%	1.22%
Net expenses[5,7]	1.19	[6]	1.16 [8]	1.14	1.15	1.18 [8]	1.22
Net investment income (loss)	(0.54)	[6]	0.24	0.44	0.61	0.16	0.26

Portfolio turnover rate	8%		10%	25%	15%	40%[9]	20%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended July 31, 2021 (unaudited).

[3]	Amount represents less than $0.005 per share.

[4]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Does not include fees and expenses of the Underlying Funds in which the Fund invests.

[6]	Annualized.

[7]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class C shares did not exceed 1.55%. This expense limitation arrangement cannot be terminated prior to December 31, 2022 without the Board of Trustees’ consent.

[8]	Reflects fee waivers and/or expense reimbursements.

[9]	Excludes the value of securities received in lieu of cash proceeds from the sale of Underlying Funds and the subsequent sale of those securities.

See Notes to Financial Statements.

26	Franklin Multi-Asset Allocation Funds 2021 Semi-Annual Report

Franklin Multi-Asset Growth Fund

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:

Class R Shares[1]	2021[2]		2021	2020	2019	2018	2017

Net asset value, beginning of period	$16.64		$15.73	$15.20	$17.23	$16.21	$14.55

Income (loss) from operations:
Net investment income (loss)	(0.01)		0.10	0.21	0.18	0.08	0.20
Net realized and unrealized gain (loss)	2.13		1.60	1.23	(1.37)	2.92	2.14
Total income (loss) from operations	2.12		1.70	1.44	(1.19)	3.00	2.34

Less distributions from:
Net investment income	(0.00)	[3]	(0.13)	(0.20)	(0.23)	(0.13)	(0.16)
Net realized gains	(0.33)		(0.66)	(0.71)	(0.61)	(1.85)	(0.52)
Total distributions	(0.33)		(0.79)	(0.91)	(0.84)	(1.98)	(0.68)

Net asset value, end of period	$18.43		$16.64	$15.73	$15.20	$17.23	$16.21
Total return[4]	12.76%		11.49%	9.68%	(6.81)%	19.29%	16.39%

Net assets, end of period (000s)	$117		$111	$89	$71	$56	$46

Ratios to average net assets:
Gross expenses[5]	1.14%[6]		1.24%	1.32%	1.37%	1.44%	1.46%
Net expenses[5,7,8]	0.80	[6]	0.80	0.80	0.80	0.80	0.80
Net investment income (loss)	(0.09)	[6]	0.70	1.35	1.13	0.44	1.27

Portfolio turnover rate	8%		10%	25%	15%	40%[9]	20%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended July 31, 2021 (unaudited).

[3]	Amount represents less than $0.005 per share.

[4]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Does not include fees and expenses of the Underlying Funds in which the Fund invests.

[6]	Annualized.

[7]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class R shares did not exceed 0.80%. This expense limitation arrangement cannot be terminated prior to December 31, 2022 without the Board of Trustees’ consent.

[8]	Reflects fee waivers and/or expense reimbursements.

[9]	Excludes the value of securities received in lieu of cash proceeds from the sale of Underlying Funds and the subsequent sale of those securities.

See Notes to Financial Statements.

Franklin Multi-Asset Allocation Funds 2021 Semi-Annual Report	27

Financial highlights (cont’d)

Franklin Multi-Asset Growth Fund

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:

Class I Shares[1]	2021[2]		2021	2020	2019	2018	2017

Net asset value, beginning of period	$16.71		$15.77	$15.21	$17.27	$16.25	$14.54

Income (loss) from operations:
Net investment income	0.05		0.20	0.28	0.27	0.20	0.21
Net realized and unrealized gain (loss)	2.13		1.61	1.27	(1.38)	2.92	2.23
Total income (loss) from operations	2.18		1.81	1.55	(1.11)	3.12	2.44

Less distributions from:
Net investment income	(0.00)	[3]	(0.21)	(0.28)	(0.34)	(0.25)	(0.21)
Net realized gains	(0.33)		(0.66)	(0.71)	(0.61)	(1.85)	(0.52)
Total distributions	(0.33)		(0.87)	(0.99)	(0.95)	(2.10)	(0.73)

Net asset value, end of period	$18.56		$16.71	$15.77	$15.21	$17.27	$16.25
Total return[4]	13.07%		12.18%	10.36%	(6.24)%	20.00%	17.06%

Net assets, end of period (000s)	$3,766		$2,315	$2,062	$1,733	$1,526	$1,336

Ratios to average net assets:
Gross expenses[5]	0.20%[6]		0.19%	0.18%	0.18%	0.21%	0.22%
Net expenses[5,7]	0.20	[6]	0.19 [8]	0.18	0.18	0.21	0.22
Net investment income	0.51	[6]	1.32	1.81	1.71	1.18	1.35

Portfolio turnover rate	8%		10%	25%	15%	40%[9]	20%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended July 31, 2021 (unaudited).

[3]	Amount represents less than $0.005 per share.

[4]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Does not include fees and expenses of the Underlying Funds in which the Fund invests.

[6]	Annualized.

[7]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class I shares did not exceed 0.25%. This expense limitation arrangement cannot be terminated prior to December 31, 2022 without the Board of Trustees’ consent.

[8]	Reflects fee waivers and/or expense reimbursements.

[9]	Excludes the value of securities received in lieu of cash proceeds from the sale of Underlying Funds and the subsequent sale of those securities.

See Notes to Financial Statements.

28	Franklin Multi-Asset Allocation Funds 2021 Semi-Annual Report

Franklin Multi-Asset Moderate Growth Fund

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:

Class A Shares[1]	2021[2]		2021	2020	2019	2018	2017

Net asset value, beginning of period	$16.51		$15.75	$15.17	$16.93	$16.01	$14.59

Income (loss) from operations:
Net investment income	0.06		0.18	0.26	0.28	0.22	0.22
Net realized and unrealized gain (loss)	1.73		1.45	1.26	(1.11)	2.53	1.92
Total income (loss) from operations	1.79		1.63	1.52	(0.83)	2.75	2.14

Less distributions from:
Net investment income	(0.00)	[3]	(0.20)	(0.30)	(0.34)	(0.25)	(0.24)
Net realized gains	(0.34)		(0.67)	(0.64)	(0.59)	(1.58)	(0.48)
Total distributions	(0.34)		(0.87)	(0.94)	(0.93)	(1.83)	(0.72)

Net asset value, end of period	$17.96		$16.51	$15.75	$15.17	$16.93	$16.01
Total return[4]	10.85%		10.97%	10.12%	(4.70)%	17.71%	14.88%

Net assets, end of period (millions)	$517		$477	$456	$438	$489	$443

Ratios to average net assets:
Gross expenses[5]	0.43%[6]		0.47%	0.45%	0.46%	0.46%	0.52%
Net expenses[5,7]	0.43	[6,8]	0.47 [8]	0.45	0.46	0.46 [8]	0.52
Net investment income	0.63	[6]	1.21	1.69	1.77	1.28	1.41

Portfolio turnover rate	8%		16%	24%	15%	42%[9]	21%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended July 31, 2021 (unaudited).

[3]	Amount represents less than $0.005 per share.

[4]

Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Does not include fees and expenses of the Underlying Funds in which the Fund invests.

[6]	Annualized.

[7]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A shares did not exceed 0.80%. This expense limitation arrangement cannot be terminated prior to December 31, 2022 without the Board of Trustees’ consent.

[8]	Reflects fee waivers and/or expense reimbursements.

[9]	Excludes the value of securities received in lieu of cash proceeds from the sale of Underlying Funds and the subsequent sale of those securities.

See Notes to Financial Statements.

Franklin Multi-Asset Allocation Funds 2021 Semi-Annual Report	29

Financial highlights (cont’d)

Franklin Multi-Asset Moderate Growth Fund

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:

Class C Shares[1]	2021[2]		2021	2020	2019	2018	2017

Net asset value, beginning of period	$16.99		$16.18	$15.51	$17.25	$16.28	$14.82

Income (loss) from operations:
Net investment income (loss)	(0.01)		0.07	0.11	0.16	0.09	0.10
Net realized and unrealized gain (loss)	1.77		1.49	1.32	(1.09)	2.58	1.95
Total income (loss) from operations	1.76		1.56	1.43	(0.93)	2.67	2.05

Less distributions from:
Net investment income	(0.00)	[3]	(0.08)	(0.12)	(0.22)	(0.12)	(0.11)
Net realized gains	(0.34)		(0.67)	(0.64)	(0.59)	(1.58)	(0.48)
Total distributions	(0.34)		(0.75)	(0.76)	(0.81)	(1.70)	(0.59)

Net asset value, end of period	$18.41		$16.99	$16.18	$15.51	$17.25	$16.28
Total return[4]	10.36%		10.22%	9.32%	(5.29)%	16.92%	14.06%

Net assets, end of period (000s)	$4,008		$4,394	$6,253	$15,563	$20,674	$21,749

Ratios to average net assets:
Gross expenses[5]	1.21%[6]		1.18%	1.15%	1.14%	1.17%	1.21%
Net expenses[5,7]	1.20	[6,8]	1.18 [8]	1.15 [8]	1.14 [8]	1.17 [8]	1.21
Net investment income (loss)	(0.16)	[6]	0.44	0.69	0.99	0.53	0.63

Portfolio turnover rate	8%		16%	24%	15%	42%[9]	21%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended July 31, 2021 (unaudited).

[3]	Amount represents less than $0.005 per share.

[4]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Does not include fees and expenses of the Underlying Funds in which the Fund invests.

[6]	Annualized.

[7]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class C shares did not exceed 1.55%. This expense limitation arrangement cannot be terminated prior to December 31, 2022 without the Board of Trustees’ consent.

[8]	Reflects fee waivers and/or expense reimbursements.

[9]	Excludes the value of securities received in lieu of cash proceeds from the sale of Underlying Funds and the subsequent sale of those securities.

See Notes to Financial Statements.

30	Franklin Multi-Asset Allocation Funds 2021 Semi-Annual Report

Franklin Multi-Asset Moderate Growth Fund

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:

Class R Shares[1]	2021[2]		2021	2020	2019	2018	2017

Net asset value, beginning of period	$16.28		$15.55	$15.00	$16.73	$15.87	$14.52

Income (loss) from operations:
Net investment income	0.02		0.13	0.21	0.24	0.19	0.25
Net realized and unrealized gain (loss)	1.70		1.43	1.24	(1.10)	2.47	1.82
Total income (loss) from operations	1.72		1.56	1.45	(0.86)	2.66	2.07

Less distributions from:
Net investment income	(0.00)	[3]	(0.16)	(0.26)	(0.28)	(0.22)	(0.24)
Net realized gains	(0.34)		(0.67)	(0.64)	(0.59)	(1.58)	(0.48)
Total distributions	(0.34)		(0.83)	(0.90)	(0.87)	(1.80)	(0.72)

Net asset value, end of period	$17.66		$16.28	$15.55	$15.00	$16.73	$15.87
Total return[4]	10.57%		10.63%	9.76%	(4.97)%	17.29%	14.51%

Net assets, end of period (000s)	$160		$138	$132	$107	$96	$57

Ratios to average net assets:
Gross expenses[5]	1.08%[6]		1.11%	1.17%	1.13%	1.24%	1.38%
Net expenses[5,7,8]	0.80	[6]	0.80	0.80	0.80	0.80	0.80
Net investment income	0.27	[6]	0.89	1.37	1.53	1.15	1.64

Portfolio turnover rate	8%		16%	24%	15%	42%[9]	21%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended July 31, 2021 (unaudited).

[3]	Amount represents less than $0.005 per share.

[4]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Does not include fees and expenses of the Underlying Funds in which the Fund invests.

[6]	Annualized.

[7]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class R shares did not exceed 0.80%. This expense limitation arrangement cannot be terminated prior to December 31, 2022 without the Board of Trustees’ consent.

[8]	Reflects fee waivers and/or expense reimbursements.

[9]	Excludes the value of securities received in lieu of cash proceeds from the sale of Underlying Funds and the subsequent sale of those securities.

See Notes to Financial Statements.

Franklin Multi-Asset Allocation Funds 2021 Semi-Annual Report	31

Financial highlights (cont’d)

Franklin Multi-Asset Moderate Growth Fund

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:

Class I Shares[1]	2021[2]		2021	2020	2019	2018	2017

Net asset value, beginning of period	$16.35		$15.60	$15.03	$16.78	$15.88	$14.47

Income (loss) from operations:
Net investment income	0.08		0.23	0.31	0.34	0.26	0.27
Net realized and unrealized gain (loss)	1.71		1.44	1.24	(1.11)	2.51	1.91
Total income (loss) from operations	1.79		1.67	1.55	(0.77)	2.77	2.18

Less distributions from:
Net investment income	(0.00)	[3]	(0.25)	(0.34)	(0.39)	(0.29)	(0.29)
Net realized gains	(0.34)		(0.67)	(0.64)	(0.59)	(1.58)	(0.48)
Total distributions	(0.34)		(0.92)	(0.98)	(0.98)	(1.87)	(0.77)

Net asset value, end of period	$17.80		$16.35	$15.60	$15.03	$16.78	$15.88
Total return[4]	10.96%		11.32%	10.45%	(4.38)%	18.03%	15.30%

Net assets, end of period (000s)	$4,217		$3,712	$3,372	$2,861	$6,225	$5,615

Ratios to average net assets:
Gross expenses[5]	0.14%[6]		0.13%	0.14%	0.18%	0.17%	0.19%
Net expenses[5,7]	0.14	[6]	0.13 [8]	0.14	0.18	0.17	0.19
Net investment income	0.92	[6]	1.56	2.00	2.14	1.57	1.78

Portfolio turnover rate	8%		16%	24%	15%	42%[9]	21%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended July 31, 2021 (unaudited).

[3]	Amount represents less than $0.005 per share.

[4]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Does not include fees and expenses of the Underlying Funds in which the Fund invests.

[6]	Annualized.

[7]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class I shares did not exceed 0.25%. This expense limitation arrangement cannot be terminated prior to December 31, 2022 without the Board of Trustees’ consent.

[8]	Reflects fee waivers and/or expense reimbursements.

[9]	Excludes the value of securities received in lieu of cash proceeds from the sale of Underlying Funds and the subsequent sale of those securities.

See Notes to Financial Statements.

32	Franklin Multi-Asset Allocation Funds 2021 Semi-Annual Report

Franklin Multi-Asset Conservative Growth Fund

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:

Class A Shares[1]	2021[2]	2021	2020	2019	2018	2017

Net asset value, beginning of period	$15.03	$14.33	$13.74	$14.94	$14.25	$13.21

Income (loss) from operations:
Net investment income	0.07	0.22	0.26	0.30	0.23	0.25
Net realized and unrealized gain (loss)	1.14	1.16	1.10	(0.68)	1.71	1.37
Total income (loss) from operations	1.21	1.38	1.36	(0.38)	1.94	1.62

Less distributions from:
Net investment income	(0.07)	(0.26)	(0.30)	(0.35)	(0.27)	(0.28)
Net realized gains	(0.27)	(0.42)	(0.47)	(0.47)	(0.98)	(0.30)
Total distributions	(0.34)	(0.68)	(0.77)	(0.82)	(1.25)	(0.58)

Net asset value, end of period	$15.90	$15.03	$14.33	$13.74	$14.94	$14.25
Total return[3]	8.07%	10.05%	10.11%	(2.39)%	13.97%	12.38%

Net assets, end of period (millions)	$327	$302	$287	$271	$297	$281

Ratios to average net assets:
Gross expenses[4]	0.44%[5]	0.47%	0.46%	0.47%	0.47%	0.50%
Net expenses[4,6]	0.44 [5]	0.47 [7]	0.46	0.47	0.47 [7]	0.50
Net investment income	0.94 [5]	1.56	1.87	2.14	1.55	1.83

Portfolio turnover rate	7%	16%	25%	12%	37%[8]	20%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended July 31, 2021 (unaudited).

[3]

Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Does not include fees and expenses of the Underlying Funds in which the Fund invests.

[5]	Annualized.

[6]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A shares did not exceed 0.80%. This expense limitation arrangement cannot be terminated prior to December 31, 2022 without the Board of Trustees’ consent.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]	Excludes the value of securities received in lieu of cash proceeds from the sale of Underlying Funds and the subsequent sale of those securities.

See Notes to Financial Statements.

Franklin Multi-Asset Allocation Funds 2021 Semi-Annual Report	33

Financial highlights (cont’d)

Franklin Multi-Asset Conservative Growth Fund

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:

Class C Shares[1]	2021[2]		2021	2020	2019	2018	2017

Net asset value, beginning of period	$15.79		$15.02	$14.35	$15.55	$14.77	$13.68

Income (loss) from operations:
Net investment income	0.01		0.09	0.18	0.19	0.13	0.15
Net realized and unrealized gain (loss)	1.20		1.25	1.14	(0.70)	1.77	1.42
Total income (loss) from operations	1.21		1.34	1.32	(0.51)	1.90	1.57

Less distributions from:
Net investment income	(0.00)	[3]	(0.15)	(0.18)	(0.22)	(0.14)	(0.18)
Net realized gains	(0.27)		(0.42)	(0.47)	(0.47)	(0.98)	(0.30)
Total distributions	(0.27)		(0.57)	(0.65)	(0.69)	(1.12)	(0.48)

Net asset value, end of period	$16.73		$15.79	$15.02	$14.35	$15.55	$14.77
Total return[4]	7.65%		9.21%	9.37%	(3.11)%	13.18%	11.52%

Net assets, end of period (000s)	$3,787		$4,780	$10,880	$12,191	$18,315	$17,495

Ratios to average net assets:
Gross expenses[5]	1.28%[6]		1.21%	1.19%	1.20%	1.19%	1.23%
Net expenses[5,7]	1.28	[6]	1.21 [8]	1.19	1.20	1.19 [8]	1.23
Net investment income	0.07	[6]	0.64	1.25	1.29	0.85	1.03

Portfolio turnover rate	7%		16%	25%	12%	37%[9]	20%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended July 31, 2021 (unaudited).

[3]	Amount represents less than $0.005 per share.

[4]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Does not include fees and expenses of the Underlying Funds in which the Fund invests.

[6]	Annualized.

[7]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class C shares did not exceed 1.55%. This expense limitation arrangement cannot be terminated prior to December 31, 2022 without the Board of Trustees’ consent.

[8]	Reflects fee waivers and/or expense reimbursements.

[9]	Excludes the value of securities received in lieu of cash proceeds from the sale of Underlying Funds and the subsequent sale of those securities.

See Notes to Financial Statements.

34	Franklin Multi-Asset Allocation Funds 2021 Semi-Annual Report

Franklin Multi-Asset Conservative Growth Fund

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:

Class R Shares[1]	2021[2]	2021	2020	2019	2018	2017

Net asset value, beginning of period	$15.06	$14.36	$13.77	$14.90	$14.21	$13.19

Income (loss) from operations:
Net investment income	0.05	0.18	0.22	0.21	0.17	0.24
Net realized and unrealized gain (loss)	1.14	1.15	1.09	(0.63)	1.71	1.33
Total income (loss) from operations	1.19	1.33	1.31	(0.42)	1.88	1.57

Less distributions from:
Net investment income	(0.05)	(0.21)	(0.25)	(0.24)	(0.21)	(0.25)
Net realized gains	(0.27)	(0.42)	(0.47)	(0.47)	(0.98)	(0.30)
Total distributions	(0.32)	(0.63)	(0.72)	(0.71)	(1.19)	(0.55)

Net asset value, end of period	$15.93	$15.06	$14.36	$13.77	$14.90	$14.21
Total return[3]	7.87%	9.66%	9.74%	(2.67)%	13.58%	11.99%

Net assets, end of period (000s)	$78	$70	$60	$48	$74	$73

Ratios to average net assets:
Gross expenses[4]	1.22%[5]	1.25%	1.34%	1.30%	1.21%	1.22%
Net expenses[4,6,7]	0.80 [5]	0.80	0.80	0.80	0.80	0.80
Net investment income	0.58 [5]	1.26	1.58	1.48	1.16	1.70

Portfolio turnover rate	7%	16%	25%	12%	37%[8]	20%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended July 31, 2021 (unaudited).

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Does not include fees and expenses of the Underlying Funds in which the Fund invests.

[5]	Annualized.

[6]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class R shares did not exceed 0.80%. This expense limitation arrangement cannot be terminated prior to December 31, 2022 without the Board of Trustees’ consent.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]	Excludes the value of securities received in lieu of cash proceeds from the sale of Underlying Funds and the subsequent sale of those securities.

See Notes to Financial Statements.

Franklin Multi-Asset Allocation Funds 2021 Semi-Annual Report	35

Financial highlights (cont’d)

Franklin Multi-Asset Conservative Growth Fund

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:

Class I Shares[1]	2021[2]	2021	2020	2019	2018	2017

Net asset value, beginning of period	$15.02	$14.33	$13.73	$14.93	$14.24	$13.20

Income (loss) from operations:
Net investment income	0.10	0.27	0.30	0.32	0.27	0.29
Net realized and unrealized gain (loss)	1.14	1.14	1.10	(0.67)	1.70	1.37
Total income (loss) from operations	1.24	1.41	1.40	(0.35)	1.97	1.66

Less distributions from:
Net investment income	(0.10)	(0.30)	(0.33)	(0.38)	(0.30)	(0.32)
Net realized gains	(0.27)	(0.42)	(0.47)	(0.47)	(0.98)	(0.30)
Total distributions	(0.37)	(0.72)	(0.80)	(0.85)	(1.28)	(0.62)

Net asset value, end of period	$15.89	$15.02	$14.33	$13.73	$14.93	$14.24
Total return[3]	8.23%	10.35%	10.48%	(2.15)%	14.25%	12.61%

Net assets, end of period (000s)	$2,693	$2,463	$1,982	$1,721	$7,751	$7,431

Ratios to average net assets:
Gross expenses[4]	0.15%[5]	0.15%	0.14%	0.24%	0.22%	0.23%
Net expenses[4,6]	0.15 [5]	0.15 [7]	0.14	0.24	0.22	0.23
Net investment income	1.22 [5]	1.92	2.16	2.24	1.80	2.10

Portfolio turnover rate	7%	16%	25%	12%	37%[8]	20%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended July 31, 2021 (unaudited).

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Does not include fees and expenses of the Underlying Funds in which the Fund invests.

[5]	Annualized.

[6]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class I shares did not exceed 0.25%. This expense limitation arrangement cannot be terminated prior to December 31, 2022 without the Board of Trustees’ consent.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]	Excludes the value of securities received in lieu of cash proceeds from the sale of Underlying Funds and the subsequent sale of those securities.

See Notes to Financial Statements.

36	Franklin Multi-Asset Allocation Funds 2021 Semi-Annual Report

Franklin Multi-Asset Defensive Growth Fund

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:

Class A Shares[1]	2021[2]	2021	2020	2019	2018	2017

Net asset value, beginning of period	$14.02	$13.42	$12.76	$13.50	$13.34	$12.58

Income (loss) from operations:
Net investment income	0.09	0.27	0.29	0.33	0.28	0.30
Net realized and unrealized gain (loss)	0.62	0.78	0.91	(0.49)	1.04	0.91
Total income (loss) from operations	0.71	1.05	1.20	(0.16)	1.32	1.21

Less distributions from:
Net investment income	(0.10)	(0.32)	(0.34)	(0.35)	(0.32)	(0.32)
Net realized gains	(0.19)	(0.13)	(0.20)	(0.23)	(0.84)	(0.13)
Total distributions	(0.29)	(0.45)	(0.54)	(0.58)	(1.16)	(0.45)

Net asset value, end of period	$14.44	$14.02	$13.42	$12.76	$13.50	$13.34
Total return[3]	5.13%	8.08%	9.60%	(1.11)%	10.09%	9.58%

Net assets, end of period (millions)	$133	$130	$124	$116	$126	$125

Ratios to average net assets:
Gross expenses[4]	0.53%[5]	0.54%	0.55%	0.56%	0.53%	0.54%
Net expenses[4,6]	0.53 [5]	0.54 [7]	0.55	0.56	0.53 [7]	0.54
Net investment income	1.28 [5]	2.03	2.20	2.54	2.01	2.30

Portfolio turnover rate	2%	10%	19%	9%	38%[8]	18%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended July 31, 2021 (unaudited).

[3]

Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Does not include fees and expenses of the Underlying Funds in which the Fund invests.

[5]	Annualized.

[6]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A shares did not exceed 0.80%. This expense limitation arrangement cannot be terminated prior to December 31, 2022 without the Board of Trustees’ consent.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]	Excludes the value of securities received in lieu of cash proceeds from the sale of Underlying Funds and the subsequent sale of those securities.

See Notes to Financial Statements.

Franklin Multi-Asset Allocation Funds 2021 Semi-Annual Report	37

Financial highlights (cont’d)

Franklin Multi-Asset Defensive Growth Fund

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:

Class C Shares[1]	2021[2]	2021	2020	2019	2018	2017

Net asset value, beginning of period	$13.94	$13.36	$12.70	$13.43	$13.26	$12.52

Income (loss) from operations:
Net investment income	0.03	0.17	0.19	0.22	0.17	0.23
Net realized and unrealized gain (loss)	0.63	0.77	0.92	(0.48)	1.04	0.88
Total income (loss) from operations	0.66	0.94	1.11	(0.26)	1.21	1.11

Less distributions from:
Net investment income	(0.03)	(0.23)	(0.25)	(0.24)	(0.20)	(0.24)
Net realized gains	(0.19)	(0.13)	(0.20)	(0.23)	(0.84)	(0.13)
Total distributions	(0.22)	(0.36)	(0.45)	(0.47)	(1.04)	(0.37)

Net asset value, end of period	$14.38	$13.94	$13.36	$12.70	$13.43	$13.26
Total return[3]	4.79%	7.18%	8.85%	(1.85)%	9.31%	8.89%

Net assets, end of period (000s)	$771	$964	$1,348	$1,694	$2,814	$4,539

Ratios to average net assets:
Gross expenses[4]	1.33%[5]	1.27%	1.26%	1.28%	1.27%	1.23%
Net expenses[4,6]	1.33 [5]	1.27 [7]	1.26	1.28	1.27	1.23
Net investment income	0.45 [5]	1.32	1.47	1.67	1.25	1.77

Portfolio turnover rate	2%	10%	19%	9%	38%[8]	18%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended July 31, 2021 (unaudited).

[3]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Does not include fees and expenses of the Underlying Funds in which the Fund invests.

[5]	Annualized.

[6]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class C shares did not exceed 1.55%. This expense limitation arrangement cannot be terminated prior to December 31, 2022 without the Board of Trustees’ consent.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]	Excludes the value of securities received in lieu of cash proceeds from the sale of Underlying Funds and the subsequent sale of those securities.

See Notes to Financial Statements.

38	Franklin Multi-Asset Allocation Funds 2021 Semi-Annual Report

Franklin Multi-Asset Defensive Growth Fund

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:

Class C1 Shares[1]	2021[2]	2021	2020	2019	2018	2017

Net asset value, beginning of period	$14.41	$13.78	$13.07	$13.81	$13.60	$12.83

Income (loss) from operations:
Net investment income	0.04	0.19	0.21	0.25	0.21	0.23
Net realized and unrealized gain (loss)	0.64	0.81	0.95	(0.48)	1.08	0.92
Total income (loss) from operations	0.68	1.00	1.16	(0.23)	1.29	1.15

Less distributions from:
Net investment income	(0.03)	(0.24)	(0.25)	(0.28)	(0.24)	(0.25)
Net realized gains	(0.19)	(0.13)	(0.20)	(0.23)	(0.84)	(0.13)
Total distributions	(0.22)	(0.37)	(0.45)	(0.51)	(1.08)	(0.38)

Net asset value, end of period	$14.87	$14.41	$13.78	$13.07	$13.81	$13.60
Total return[3]	4.77%	7.43%	9.04%	(1.53)%	9.60%	9.00%

Net assets, end of period (000s)	$86	$227	$596	$2,005	$2,937	$3,363

Ratios to average net assets:
Gross expenses[4]	1.53%[5]	1.12%	1.05%	1.03%	1.01%	1.04%
Net expenses[4,6]	1.25 [5,7]	1.12 [7]	1.05	1.03	1.01 [7]	1.04
Net investment income	0.53 [5]	1.36	1.54	1.91	1.50	1.74

Portfolio turnover rate	2%	10%	19%	9%	38%[8]	18%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended July 31, 2021 (unaudited).

[3]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Does not include fees and expenses of the Underlying Funds in which the Fund invests.

[5]	Annualized.

[6]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class C1 shares did not exceed 1.25%. This expense limitation arrangement cannot be terminated prior to December 31, 2022 without the Board of Trustees’ consent.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]	Excludes the value of securities received in lieu of cash proceeds from the sale of Underlying Funds and the subsequent sale of those securities.

See Notes to Financial Statements.

Franklin Multi-Asset Allocation Funds 2021 Semi-Annual Report	39

Financial highlights (cont’d)

Franklin Multi-Asset Defensive Growth Fund

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:

Class R Shares[1]	2021[2]	2021	2020	2019	2018	2017

Net asset value, beginning of period	$14.00	$13.41	$12.75	$13.47	$13.30	$12.56

Income (loss) from operations:
Net investment income	0.07	0.24	0.26	0.30	0.24	0.29
Net realized and unrealized gain (loss)	0.62	0.77	0.91	(0.50)	1.05	0.88
Total income (loss) from operations	0.69	1.01	1.17	(0.20)	1.29	1.17

Less distributions from:
Net investment income	(0.08)	(0.29)	(0.31)	(0.29)	(0.28)	(0.30)
Net realized gains	(0.19)	(0.13)	(0.20)	(0.23)	(0.84)	(0.13)
Total distributions	(0.27)	(0.42)	(0.51)	(0.52)	(1.12)	(0.43)

Net asset value, end of period	$14.42	$14.00	$13.41	$12.75	$13.47	$13.30
Total return[3]	5.08%	7.74%	9.36%	(1.39)%	9.82%	9.33%

Net assets, end of period (000s)	$103	$95	$84	$60	$57	$42

Ratios to average net assets:
Gross expenses[4]	1.27%[5]	1.27%	1.34%	1.39%	1.51%	1.60%
Net expenses[4,6,7]	0.80 [5]	0.80	0.80	0.80	0.80	0.80
Net investment income	1.01 [5]	1.79	2.00	2.34	1.77	2.21

Portfolio turnover rate	2%	10%	19%	9%	38%[8]	18%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended July 31, 2021 (unaudited).

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Does not include fees and expenses of the Underlying Funds in which the Fund invests.

[5]	Annualized.

[6]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class R shares did not exceed 0.80%. This expense limitation arrangement cannot be terminated prior to December 31, 2022 without the Board of Trustees’ consent.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]	Excludes the value of securities received in lieu of cash proceeds from the sale of Underlying Funds and the subsequent sale of those securities.

See Notes to Financial Statements.

40	Franklin Multi-Asset Allocation Funds 2021 Semi-Annual Report

Franklin Multi-Asset Defensive Growth Fund

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:

Class I Shares[1]	2021[2]	2021	2020	2019	2018	2017

Net asset value, beginning of period	$13.98	$13.39	$12.74	$13.47	$13.31	$12.56

Income (loss) from operations:
Net investment income	0.11	0.31	0.33	0.36	0.32	0.34
Net realized and unrealized gain (loss)	0.63	0.77	0.90	(0.48)	1.04	0.90
Total income (loss) from operations	0.74	1.08	1.23	(0.12)	1.36	1.24

Less distributions from:
Net investment income	(0.12)	(0.36)	(0.38)	(0.38)	(0.36)	(0.36)
Net realized gains	(0.19)	(0.13)	(0.20)	(0.23)	(0.84)	(0.13)
Total distributions	(0.31)	(0.49)	(0.58)	(0.61)	(1.20)	(0.49)

Net asset value, end of period	$14.41	$13.98	$13.39	$12.74	$13.47	$13.31
Total return[3]	5.37%	8.35%	9.86%	(0.74)%	10.43%	9.92%

Net assets, end of period (000s)	$1,996	$1,974	$1,360	$1,263	$3,065	$2,374

Ratios to average net assets:
Gross expenses[4]	0.26%[5]	0.27%	0.30%	0.32%	0.29%	0.29%
Net expenses[4,6,7]	0.25 [5]	0.25	0.25	0.25	0.25	0.25
Net investment income	1.56 [5]	2.34	2.50	2.80	2.34	2.58

Portfolio turnover rate	2%	10%	19%	9%	38%[8]	18%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended July 31, 2021 (unaudited).

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Does not include fees and expenses of the Underlying Funds in which the Fund invests.

[5]	Annualized.

[6]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class I shares did not exceed 0.25%. This expense limitation arrangement cannot be terminated prior to December 31, 2022 without the Board of Trustees’ consent.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]	Excludes the value of securities received in lieu of cash proceeds from the sale of Underlying Funds and the subsequent sale of those securities.

See Notes to Financial Statements.

Franklin Multi-Asset Allocation Funds 2021 Semi-Annual Report	41

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

Franklin Multi-Asset Growth Fund (“Growth Fund”), Franklin Multi-Asset Moderate Growth Fund (“Moderate Growth Fund”), Franklin Multi-Asset Conservative Growth Fund (“Conservative Growth Fund”) and Franklin Multi-Asset Defensive Growth Fund (“Defensive Growth Fund”) (the “Funds”) (prior to August 7, 2021, the Funds were known as QS Growth Fund, QS Moderate Growth Fund, QS Conservative Growth Fund and QS Defensive Growth Fund) are separate non-diversified investment series of Legg Mason Partners Investment Trust (prior to September 1, 2021, known as Legg Mason Partners Equity Trust) (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Funds invest in Legg Mason and Franklin Templeton affiliated mutual funds and exchange-traded funds (“ETFs”) and ETFs managed by unaffiliated investment advisers (“Underlying Funds”). The financial statements and financial highlights for the Underlying Funds are presented in a separate shareholder report for each respective Underlying Fund.

The following are significant accounting policies consistently followed by the Funds and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. Investments in the Underlying Funds are valued at the closing net asset value per share of each Underlying Fund on the day of valuation. Equity securities, including ETFs, for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Funds hold securities or other assets that are denominated in a foreign currency, the Funds will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before each Fund calculates its net asset value, the Funds value these securities as determined in accordance with procedures approved by the Funds’ Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Global Fund Valuation Committee (formerly known as Legg Mason North Atlantic Fund Valuation Committee prior to March 1, 2021) (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Funds’ pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Funds, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities. Additionally, if the closing net asset value per share for an Underlying Fund is not available on the day of valuation, the Valuation Committee may adjust the Underlying Fund’s last available net asset value per share to account for significant events that have occurred subsequent to the Underlying Fund’s last net asset value per share calculation but prior to the day of valuation.

42	Franklin Multi-Asset Allocation Funds 2021 Semi-Annual Report

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Funds use valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Funds’ assets carried at fair value:

Growth Fund

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Underlying Funds†	$846,537,266	—	—	$846,537,266
Short-Term Investments†	2,334,259	—	—	2,334,259
Total Investments	$848,871,525	—	—	$848,871,525

†	See Schedule of Investments for additional detailed categorizations.

Moderate Growth Fund

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Underlying Funds†	$523,566,555	—	—	$523,566,555
Short-Term Investments†	2,287,885	—	—	2,287,885
Total Investments	$525,854,440	—	—	$525,854,440

†	See Schedule of Investments for additional detailed categorizations.

Conservative Growth Fund

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Underlying Funds†	$332,734,336	—	—	$332,734,336
Short-Term Investments†	602,380	—	—	602,380
Total Investments	$333,336,716	—	—	$333,336,716

†	See Schedule of Investments for additional detailed categorizations.

Franklin Multi-Asset Allocation Funds 2021 Semi-Annual Report	43

Notes to financial statements (unaudited) (cont’d)

Defensive Growth Fund

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Underlying Funds†	$135,176,776	—	—	$135,176,776
Short-Term Investments†	551,645	—	—	551,645
Total Investments	$135,728,421	—	—	$135,728,421

†	See Schedule of Investments for additional detailed categorizations.

(b) Fund of funds risk. The cost of investing in the Funds, as funds of funds, may be higher than the cost of investing in a mutual fund that only invests directly in individual securities. An Underlying Fund may change its investment objective or policies without the Funds’ approval, which could force the Funds to withdraw their investments from such Underlying Fund at a time that is unfavorable to the Funds. In addition, one Underlying Fund may buy the same securities that another Underlying Fund sells. Therefore, the Funds would indirectly bear the costs of these trades without accomplishing any investment purpose.

(c) Foreign investment risks. The Underlying Funds’ investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or may pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Underlying Funds. Foreign investments may also subject the Underlying Funds to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(d) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Net investment income distributions, if any, from the Underlying Funds are recorded on the ex-dividend date as investment income. Interest income is recorded on an accrual basis. Short-term and long-term capital gain distributions, if any, from the Underlying Funds are recorded on the ex-dividend date as realized gains. The character of certain distributions received from the Underlying Funds may represent a return of capital. The Funds determine the components of these distributions subsequent to the ex-dividend date, based on the actual tax character reported by the Underlying Funds. These distributions are recorded by adjusting the cost basis of the related Underlying Fund. The cost of investments sold is determined by use of the specific identification method.

(e) Distributions to shareholders. The Growth and Moderate Growth Funds distribute net investment income and capital gains, if any, at least annually. The Conservative Growth and Defensive Growth Funds distribute net investment income quarterly and capital gains, if any, at least annually. Distributions to shareholders of the Funds are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(f) Share class accounting. Investment income, common expenses and realized/unrealized gains (losses) on investments are allocated to the various classes of each Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.

(g) Compensating balance arrangements. The Funds have an arrangement with their custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Funds’ cash on deposit with the bank.

(h) Federal and other taxes. It is the Funds’ policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Funds intend to distribute their taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Funds’ financial statements.

Management has analyzed the Funds’ tax positions taken on income tax returns for all open tax years and has concluded that as of January 31, 2021, no provision for income tax is required in the Funds’ financial statements. The Funds’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

(i) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

44	Franklin Multi-Asset Allocation Funds 2021 Semi-Annual Report

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is each Fund’s investment manager and QS Investors, LLC (“QS Investors”) is each Fund’s subadviser. Western Asset Management Company, LLC (“Western Asset”) manages the portion of each Fund’s cash and short-term instruments allocated to it. LMPFA, QS Investors and Western Asset are indirect, wholly-owned subsidiaries of Franklin Resources, Inc. (“Franklin Resources”). Under the investment management agreements, the Funds do not pay a management fee. Effective August 7, 2021, QS Investors merged with and into Franklin Advisers, Inc., also a wholly-owned subsidiary of Franklin Resources.

LMPFA provides administrative and certain oversight services to the Funds. LMPFA delegates to the subadviser the day-to-day portfolio management of the Funds, except for the management of the portion of each Fund’s cash and short-term instruments allocated to Western Asset.

As a result of expense limitation arrangements between the Funds and LMPFA, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A, Class C, Class R and Class I shares of Growth Fund, Moderate Growth Fund and Conservative Growth Fund did not exceed 0.80%, 1.55%, 0.80% and 0.25%, respectively. Additionally, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A, Class C, Class C1, Class R and Class I shares of Defensive Growth Fund did not exceed 0.80%, 1.55%, 1.25%, 0.80% and 0.25%, respectively. These expense limitation arrangements cannot be terminated prior to December 31, 2022 without the Board of Trustees’ consent.

During the six months ended July 31, 2021, fees waived and/or reimbursed were as follows:

Growth Fund	$210
Moderate Growth Fund	234
Conservative Growth Fund	158
Defensive Growth Fund	656

LMPFA is permitted to recapture amounts waived and/or reimbursed to a class during the same fiscal year if the class’ total annual fund operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will LMPFA recapture any amount that would result, on any particular business day of the Funds, in the class’ total annual fund operating expenses exceeding the expense cap or any other lower limit then in effect.

In addition, the Funds indirectly pay management and/or administration fees to LMPFA and certain LMPFA affiliates as shareholders in the Underlying Funds. These management and/or administration fees ranged from 0.40% to 1.15% of the average daily net assets of the Underlying Funds.

Franklin Distributors, LLC (formerly known as Legg Mason Investor Services, LLC prior to July 7, 2021) (“Franklin Distributors”) serves as the Funds’ sole and exclusive distributor. Franklin Distributors is an indirect, wholly-owned broker-dealer subsidiary of Franklin Resources.

For Growth Fund, Moderate Growth Fund and Conservative Growth Fund, there is a maximum initial sales charge of 5.75% for Class A shares. For Defensive Growth Fund, there is a maximum initial sales charge of 4.25% for Class A shares. Class C and Class C1 shares of the Funds have a 1.00% contingent deferred sales charge (“CDSC”), which applies if redemption occurs within 12 months from purchase payment. In certain cases, Class A shares of the Funds have a 1.00% CDSC, which applies if redemption occurs within 18 months from purchase payment. This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of other shares of the funds sold by Franklin Distributors, equal or exceed $1,000,000 in the aggregate. These purchases do not incur an initial sales charge.

For the six months ended July 31, 2021, sales charges retained by and CDSCs paid to Franklin Distributors and its affiliates, if any, were as follows:

	Sales Charges	CDSCs
	Class A	Class A	Class C
Growth Fund	$96,861	$806	$35
Moderate Growth Fund	87,524	769	32
Conservative Growth Fund	70,117	90	43

Franklin Multi-Asset Allocation Funds 2021 Semi-Annual Report	45

Notes to financial statements (unaudited) (cont’d)

	Sales Charges	CDSCs
	Class A	Class A	Class C
Defensive Growth Fund	$15,656	$170	—

All officers and one Trustee of the Trust are employees of Franklin Resources or its affiliates and do not receive compensation from the Trust.

3. Investments

During the six months ended July 31, 2021, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

	Purchases	Sales
Growth Fund	$62,295,645	$81,854,998
Moderate Growth Fund	42,177,820	49,854,999
Conservative Growth Fund	24,687,318	23,095,000
Defensive Growth Fund	3,064,162	5,845,271

At July 31, 2021, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Growth Fund
	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Securities	$589,249,897	$260,025,277	$(403,649)	$259,621,628

	Moderate Growth Fund
	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Securities	$384,722,271	$141,312,683	$(180,514)	$141,132,169

	Conservative Growth Fund
	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Securities	$254,234,412	$79,330,274	$(227,970)	$79,102,304

	Defensive Growth Fund
	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Securities	$109,616,615	$26,179,998	$(68,192)	$26,111,806

4. Derivative instruments and hedging activities

During the six months ended July 31, 2021, the Funds did not invest in derivative instruments.

5. Class specific expenses, waivers and/or expense reimbursements

The Funds have adopted a Rule 12b-1 shareholder services and distribution plan and under that plan Growth Fund, Moderate Growth Fund and Conservative Growth Fund pay service and/or distribution fees with respect to their Class A, Class C and Class R shares calculated at the annual rate of 0.25%, 1.00% and 0.50% of the average daily net assets of each class, respectively. Defensive Growth Fund pays service and/or distribution fees with respect to its Class A, Class C, Class C1 and Class R shares calculated at the annual rate of 0.25%, 1.00%, 0.70% and 0.50% of the average daily net assets of each class, respectively. Service and/or distribution fees are accrued daily and paid monthly.

46	Franklin Multi-Asset Allocation Funds 2021 Semi-Annual Report

For the six months ended July 31, 2021, class specific expenses were as follows:

	Service and/or Distribution Fees		Transfer Agent Fees
Growth Fund
Class A	$1,024,224		$591,285
Class C	23,903		3,636
Class R	312		374
Class I	—		1,986
Total	$1,048,439		$597,281

	Service and/or Distribution Fees		Transfer Agent Fees
Moderate Growth Fund
Class A	$628,443	†	$338,257
Class C	21,227	†	3,292
Class R	378		397
Class I	—		1,697
Total	$650,048		$343,643

†	Amounts shown are exclusive reimbursements. For the six months ended July 31, 2021, the service and/or distribution fees reimbursed amounted to $4 and $21 for Class A and Class C shares, respectively.

	Service and/or Distribution Fees	Transfer Agent Fees
Conservative Growth Fund
Class A	$395,499	$190,857
Class C	19,903	4,159
Class R	187	244
Class I	—	1,022
Total	$415,589	$196,282

	Service and/or Distribution Fees	Transfer Agent Fees
Defensive Growth Fund
Class A	$161,800	$78,284
Class C	4,384	755
Class C1	587	568
Class R	244	302
Class I	—	1,080
Total	$167,015	$80,989

For the six months ended July 31, 2021, waivers and/or expense reimbursements by class were as follows:

Waivers/Expense Reimbursements
Growth Fund
Class R	$210

Waivers/Expense Reimbursements
Moderate Growth Fund
Class A	$4
Class C	21
Class R	209
Total	$234

Franklin Multi-Asset Allocation Funds 2021 Semi-Annual Report	47

Notes to financial statements (unaudited) (cont’d)

Waivers/Expense Reimbursements
Conservative Growth Fund
Class R	$158

Waivers/Expense Reimbursements
Defensive Growth Fund
Class C1	$240
Class R	231
Class I	185
Total	$656

6. Distributions to shareholders by class

	Six Months Ended July 31, 2021	Year Ended January 31, 2021
Growth Fund
Net Investment Income:
Class A	$49,572	$7,710,131
Class C	296	30,504
Class R	8	853
Class I	146	28,560
Total	$50,022	$7,770,048

Net Realized Gains:
Class A	$14,712,780	$29,637,831
Class C	87,819	264,055
Class R	2,335	4,024
Class I	43,450	80,859
Total	$14,846,384	$29,986,769

	Six Months Ended July 31, 2021	Year Ended January 31, 2021
Moderate Growth Fund
Net Investment Income:
Class A	$4,938	$5,807,123
Class C	39	24,126
Class R	1	1,425
Class I	39	57,364
Total	$5,017	$5,890,038

Net Realized Gains:
Class A	$9,576,285	$19,058,250
Class C	76,031	199,987
Class R	2,984	5,948
Class I	75,315	147,844
Total	$9,730,615	$19,412,029

48	Franklin Multi-Asset Allocation Funds 2021 Semi-Annual Report

	Six Months Ended July 31, 2021	Year Ended January 31, 2021

Conservative Growth Fund

Net Investment Income:
Class A	$1,505,324	$5,098,692
Class C	296	56,753
Class R	225	942
Class I	16,058	46,602
Total	$1,521,903	$5,202,989

Net Realized Gains:
Class A	$5,385,659	$8,313,081
Class C	59,253	231,317
Class R	1,282	1,827
Class I	44,232	61,547
Total	$5,490,426	$8,607,772

	Six Months Ended July 31, 2021	Year Ended January 31, 2021

Defensive Growth Fund

Net Investment Income:
Class A	$935,739	$2,944,639
Class C	1,814	22,319
Class C1	363	6,757
Class R	586	1,882
Class I	17,149	48,118
Total	$955,651	$3,023,715

Net Realized Gains:
Class A	$1,738,215	$1,209,708
Class C	10,172	13,191
Class C1	2,028	3,961
Class R	1,344	856
Class I	26,668	18,735
Total	$1,778,427	$1,246,451

7. Shares of beneficial interest

At July 31, 2021, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Funds have the ability to issue multiple classes of shares. Each class of shares represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.

Transactions in shares of each class were as follows:

	Six Months Ended July 31, 2021		Year Ended January 31, 2021
	Shares	Amount	Shares	Amount

Growth Fund

Class A
Shares sold	970,467	$17,748,205	2,105,234	$31,414,071
Shares issued on reinvestment	795,294	14,720,885	2,478,079	37,268,639
Shares repurchased	(2,376,989)	(43,439,988)	(4,891,609)	(73,424,257)
Net decrease	(611,228)	$(10,970,898)	(308,296)	$(4,741,547)

Franklin Multi-Asset Allocation Funds 2021 Semi-Annual Report	49

Notes to financial statements (unaudited) (cont’d)

	Six Months Ended July 31, 2021		Year Ended January 31, 2021
	Shares	Amount	Shares	Amount

Growth Fund (cont’d)

Class C
Shares sold	7,841	$132,920	35,480	$500,667
Shares issued on reinvestment	5,169	88,084	21,326	292,421
Shares repurchased	(94,858)	(1,590,285)	(163,358)	(2,360,317)
Net decrease	(81,848)	$(1,369,281)	(106,552)	$(1,567,229)

Class R
Shares sold	680	$12,341	2,084	$29,635
Shares issued on reinvestment	128	2,343	328	4,877
Shares repurchased	(1,114)	(20,439)	(1,404)	(19,382)
Net increase (decrease)	(306)	$(5,755)	1,008	$15,130

Class I
Shares sold	96,980	$1,787,358	63,223	$935,332
Shares issued on reinvestment	2,340	43,125	7,155	108,212
Shares repurchased	(34,998)	(635,635)	(62,553)	(915,082)
Net increase	64,322	$1,194,848	7,825	$128,462

	Six Months Ended July 31, 2021		Year Ended January 31, 2021
	Shares	Amount	Shares	Amount

Moderate Growth Fund

Class A
Shares sold	943,101	$16,609,822	1,781,338	$26,868,266
Shares issued on reinvestment	536,503	9,544,391	1,636,208	24,768,899
Shares repurchased	(1,594,628)	(28,130,012)	(3,495,201)	(52,673,298)
Net decrease	(115,024)	$(1,975,799)	(77,655)	$(1,036,133)

Class C
Shares sold	9,885	$177,931	21,209	$320,374
Shares issued on reinvestment	4,168	76,070	14,570	223,211
Shares repurchased	(54,963)	(996,134)	(163,563)	(2,471,532)
Net decrease	(40,910)	$(742,133)	(127,784)	$(1,927,947)

Class R
Shares sold	436	$7,576	903	$13,191
Shares issued on reinvestment	171	2,985	496	7,373
Shares repurchased	(41)	(724)	(1,427)	(22,341)
Net increase (decrease)	566	$9,837	(28)	$(1,777)

Class I
Shares sold	23,584	$410,778	59,960	$928,843
Shares issued on reinvestment	4,070	71,754	12,954	195,379
Shares repurchased	(17,814)	(312,599)	(62,049)	(940,914)
Net increase	9,840	$169,933	10,865	$183,308

	Six Months Ended July 31, 2021		Year Ended January 31, 2021
	Shares	Amount	Shares	Amount

Conservative Growth Fund

Class A
Shares sold	1,187,341	$18,555,481	2,147,657	$30,194,690
Shares issued on reinvestment	434,387	6,855,802	956,549	13,337,357
Shares repurchased	(1,210,904)	(18,977,603)	(3,028,110)	(42,161,594)
Net increase	410,824	$6,433,680	76,096	$1,370,453

50	Franklin Multi-Asset Allocation Funds 2021 Semi-Annual Report

	Six Months Ended July 31, 2021		Year Ended January 31, 2021
	Shares	Amount	Shares	Amount
Conservative Growth Fund (cont’d)
Class C
Shares sold	6,018	$99,030	292,317	$4,323,648
Shares issued on reinvestment	3,574	59,549	19,439	281,648
Shares repurchased	(85,952)	(1,408,750)	(733,512)	(10,708,954)
Net decrease	(76,360)	$(1,250,171)	(421,756)	$(6,103,658)

Class R
Shares sold	169	$2,633	469	$6,534
Shares issued on reinvestment	92	1,463	188	2,626
Shares repurchased	(12)	(195)	(183)	(2,690)
Net increase	249	$3,901	474	$6,470

Class I
Shares sold	12,529	$194,960	65,979	$923,376
Shares issued on reinvestment	3,824	60,269	7,749	108,107
Shares repurchased	(10,876)	(169,321)	(48,045)	(668,012)
Net increase	5,477	$85,908	25,683	$363,471

	Six Months Ended July 31, 2021		Year Ended January 31, 2021
	Shares	Amount	Shares	Amount
Defensive Growth Fund
Class A
Shares sold	430,082	$6,123,554	1,148,919	$15,357,719
Shares issued on reinvestment	186,405	2,661,389	308,222	4,127,765
Shares repurchased	(662,655)	(9,432,908)	(1,463,452)	(19,371,044)
Net increase (decrease)	(46,168)	$(647,965)	(6,311)	$114,440

Class C
Shares sold	105	$1,481	12,607	$168,928
Shares issued on reinvestment	841	11,986	2,651	35,510
Shares repurchased	(16,520)	(236,433)	(47,021)	(643,002)
Net decrease	(15,574)	$(222,966)	(31,763)	$(438,564)

Class C1
Shares sold	13	$186	38	$528
Shares issued on reinvestment	162	2,391	781	10,718
Shares repurchased	(10,155)	(149,827)	(28,273)	(396,835)
Net decrease	(9,980)	$(147,250)	(27,454)	$(385,589)

Class R
Shares sold	260	$3,723	651	$8,619
Shares issued on reinvestment	135	1,930	204	2,738
Shares repurchased	(36)	(521)	(369)	(4,636)
Net increase	359	$5,132	486	$6,721

Class I
Shares sold	3,795	$53,475	110,405	$1,399,010
Shares issued on reinvestment	3,079	43,817	4,993	66,854
Shares repurchased	(9,476)	(134,357)	(75,794)	(970,990)
Net increase (decrease)	(2,602)	$(37,065)	39,604	$494,874

8. Transactions with affiliated Underlying Funds

As defined by the 1940 Act, an affiliated company is one in which the Funds own 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Funds. The following Underlying Funds were considered affiliated companies for all or some portion of the six months ended July 31, 2021. The following transactions

Franklin Multi-Asset Allocation Funds 2021 Semi-Annual Report	51

Notes to financial statements (unaudited) (cont’d)

were effected in such Underlying Funds for the six months ended July 31, 2021.

						Realized	Income	Capital Gain
						Gain (Loss)	Distributions	Distributions	Net Increase
	Affiliate					from Sale	from	from	(Decrease) in	Affiliate
	Value at					of Affiliated	Affiliated	Affiliated	Unrealized	Value at
	January 31,	Purchased		Sold		Underlying	Underlying	Underlying	Appreciation	July 31,
Growth Fund	2021	Cost	Shares	Cost	Shares	Funds	Funds	Funds	(Depreciation)	2021
BrandywineGLOBAL — Alternative Credit Fund, Class IS Shares
	$18,582,195	$2,033,277	197,391	—	—	—	$433,277	—	$253,061	$20,868,533
BrandywineGLOBAL — Diversified US Large Cap Value Fund, Class IS Shares
	94,042,351	13,638,370	661,358	$10,006,544	511,661	$883,455	1,114,299	$3,109,072	16,272,044	113,946,221
BrandywineGLOBAL — Dynamic US Large Cap Value Fund, Class IS Shares
	32,076,690	2,555,001	180,260	3,200,868	246,526	444,132	—	—	6,306,679	37,737,502
BrandywineGLOBAL — Global Unconstrained Bond Fund, Class IS Shares
	10,303,299	2,387,722	189,305	—	—	—	107,723	—	71,647	12,762,668
BrandywineGLOBAL — International Opportunities Bond Fund, Class IS Shares
	6,756,621	1,149,022	95,981	—	—	—	74,021	—	(152,049)	7,753,594
ClearBridge Global Infrastructure Income Fund, Class IS Shares
	7,571,973	687,017	50,657	—	—	—	132,017	—	327,356	8,586,346
ClearBridge Small Cap Fund, Class IS Shares
	45,092,220	—	—	1,286,948	21,846	388,052	—	—	5,685,743	49,491,015
Franklin Global Market Neutral Fund, Class IS Shares(a)
	22,966,318	5,275,001	587,225	242,280	23,118	(27,280)	—	—	2,157,600	30,156,639
Franklin International Equity Fund, Class IS Shares(b)
	74,907,447	—	—	12,180,170	754,161	1,234,830	—	—	8,016,399	70,743,676
Franklin Strategic Real Return Fund, Class IS Shares(c)
	46,017,063	1,844,998	154,913	1,723,554	131,169	(43,554)	—	—	6,015,567	52,154,074
Franklin U.S. Small Cap Equity Fund, Class IS Shares(d)
	24,925,115	1,217,772	73,649	2,480,165	179,936	359,835	6,880	340,893	3,138,278	26,801,000
Martin Currie Emerging Markets Fund, Class IS Shares
	65,986,463	6,384,999	370,043	3,992,975	289,254	1,292,025	—	—	(3,153,243)	65,225,244
ClearBridge Aggressive Growth Fund, Class IS Shares
	20,766,127	1,810,000	8,149	432,073	1,938	17,927	—	—	2,349,729	24,493,783
ClearBridge Appreciation Fund, Class IS Shares
	41,301,079	4,795,000	163,651	902,682	30,808	87,318	—	—	8,179,193	53,372,590
ClearBridge International Value Fund, Class IS Shares
	34,942,066	—	—	8,126,684	818,397	718,316	—	—	4,558,339	31,373,721
ClearBridge Large Cap Growth Fund, Class IS Shares
	43,832,701	8,150,000	118,455	1,955,228	28,320	129,771	—	—	7,818,980	57,846,453
ClearBridge Mid Cap Fund, Class IS Shares
	33,299,105	1,775,000	39,392	1,722,506	38,227	82,493	—	—	6,281,413	39,633,012
ClearBridge Small Cap Growth Fund, Class IS Shares
	5,922,386	35	1	—	—	—	—	35	382,337	6,304,758
Franklin Global Dividend Fund, Class IS Shares(e)
	68,227,779	3,166,847	228,221	2,032,723	143,900	12,278	706,846	—	8,237,589	77,599,492
Franklin U.S. Large Cap Equity Fund, Class IS Shares(f)
	28,210,347	2,813,653	128,134	1,181,306	55,679	123,694	37,094	986,560	5,056,629	34,899,323
Western Asset Core Plus Bond Fund, Class IS Shares
	16,365,118	110,526	9,148	10,955,673	885,056	(20,673)	75,650	34,527	(65,486)	5,454,485
Western Asset High Yield Fund, Class IS Shares
	19,415,681	176,405	21,322	12,902,367	1,632,371	562,633	175,637	—	(359,034)	6,330,685

52	Franklin Multi-Asset Allocation Funds 2021 Semi-Annual Report

						Realized	Income	Capital Gain
						Gain (Loss)	Distributions	Distributions	Net Increase
	Affiliate					from Sale	from	from	(Decrease) in	Affiliate
	Value at					of Affiliated	Affiliated	Affiliated	Unrealized	Value at
	January 31,	Purchased		Sold		Underlying	Underlying	Underlying	Appreciation	July 31,
Growth Fund (cont’d)	2021	Cost	Shares	Cost	Shares	Funds	Funds	Funds	(Depreciation)	2021
Western Asset Macro Opportunities Fund, Class IS Shares
	$10,671,457	$2,325,000	208,240	$282,406	24,276	$2,594	—	—	$288,401	$13,002,452
	$772,181,601	$62,295,645		$75,607,152		$6,247,846	$2,863,444	$4,471,087	$87,667,172	$846,537,266

(a)	Prior to August 7, 2021, known as QS Global Market Neutral Fund.

(b)	Prior to August 7, 2021, known as QS International Equity Fund.

(c)	Prior to August 7, 2021, known as QS Strategic Real Return Fund.

(d)	Prior to August 7, 2021, known as QS U.S. Small Capitalization Equity Fund.

(e)	Prior to August 7, 2021, known as QS Global Dividend Fund.

(f)	Prior to August 7, 2021, known as QS U.S. Large Cap Equity Fund.

						Realized	Income	Capital Gain
						Gain (Loss)	Distributions	Distributions	Net Increase
	Affiliate					from Sale	from	from	(Decrease) in	Affiliate
	Value at					of Affiliated	Affiliated	Affiliated	Unrealized	Value at
	January 31,	Purchased		Sold		Underlying	Underlying	Underlying	Appreciation	July 31,
Moderate Growth Fund	2021	Cost	Shares	Cost	Shares	Funds	Funds	Funds	(Depreciation)	2021
BrandywineGLOBAL — Alternative Credit Fund, Class IS Shares
	$12,352,671	$600,681	57,799	—	—	—	$280,680	—	$156,362	$13,109,714
BrandywineGLOBAL — Diversified US Large Cap Value Fund, Class IS Shares
	53,960,873	9,799,027	477,863	$7,087,111	360,210	$642,889	646,154	$1,802,873	9,401,758	66,074,547
BrandywineGLOBAL — Dynamic US Large Cap Value Fund, Class IS Shares
	14,898,919	1,670,000	119,319	1,841,907	139,334	233,092	—	—	2,968,400	17,695,412
BrandywineGLOBAL — Global Unconstrained Bond Fund, Class IS Shares
	6,945,226	775,050	62,438	—	—	—	65,050	—	61,636	7,781,912
BrandywineGLOBAL — International Opportunities Bond Fund, Class IS Shares
	9,818,761	1,325,628	110,710	—	—	—	105,629	—	(226,087)	10,918,302
ClearBridge Global Infrastructure Income Fund, Class IS Shares
	4,760,333	79,480	6,039	—	—	—	79,480	—	206,983	5,046,796
ClearBridge Small Cap Fund, Class IS Shares
	17,579,437	1,955,000	26,338	1,259,201	17,313	60,799	—	—	2,388,763	20,663,999
Franklin Global Market Neutral Fund, Class IS Shares(a)
	17,536,568	465,000	48,845	857,385	81,812	(122,385)	—	—	1,435,808	18,579,991
Franklin International Equity Fund, Class IS Shares(b)
	25,769,021	—	—	6,761,186	422,760	803,815	—	—	2,281,254	21,289,089
Franklin Strategic Real Return Fund, Class IS Shares(c)
	29,345,566	—	—	1,178,145	89,661	(23,145)	—	—	3,720,968	31,888,389
Franklin U.S. Small Cap Equity Fund, Class IS Shares(d)
	12,911,464	1,078,699	68,929	1,187,890	82,780	132,110	3,733	184,966	1,736,118	14,538,391
Martin Currie Emerging Markets Fund, Class IS Shares
	31,581,184	2,470,001	143,178	738,470	59,268	361,530	—	—	(1,325,336)	31,987,379
ClearBridge Aggressive Growth Fund, Class IS Shares
	11,100,522	1,334,999	6,085	—	—	—	—	—	1,300,071	13,735,592
ClearBridge Appreciation Fund, Class IS Shares
	22,150,746	3,240,000	109,467	894,617	30,533	45,382	—	—	4,385,509	28,881,638
ClearBridge International Value Fund, Class IS Shares
	12,214,149	—	—	3,688,221	385,938	541,779	—	—	1,309,432	9,835,360
ClearBridge Large Cap Growth Fund, Class IS Shares
	26,085,227	4,645,000	67,446	720,367	10,434	29,633	—	—	4,674,827	34,684,687
ClearBridge Mid Cap Fund, Class IS Shares
	9,549,037	955,000	21,194	686,053	15,225	38,948	—	—	1,833,467	11,651,451
ClearBridge Small Cap Growth Fund, Class IS Shares
	7,434,450	865,048	16,091	183,415	3,412	6,585	—	48	528,004	8,644,087

Franklin Multi-Asset Allocation Funds 2021 Semi-Annual Report	53

Notes to financial statements (unaudited) (cont’d)

						Realized	Income	Capital Gain
						Gain (Loss)	Distributions	Distributions	Net Increase
	Affiliate					from Sale	from	from	(Decrease) in	Affiliate
	Value at					of Affiliated	Affiliated	Affiliated	Unrealized	Value at
Moderate Growth	January 31,	Purchased		Sold		Underlying	Underlying	Underlying	Appreciation	July 31,
Fund (cont’d)	2021	Cost	Shares	Cost	Shares	Funds	Funds	Funds	(Depreciation)	2021
Franklin Global Dividend Fund, Class IS Shares(e)
	$43,527,656	$952,804	66,235	$1,663,889	125,210	$106,110	$437,804	—	$5,039,062	$47,855,633
Franklin U.S. Large Cap Equity Fund, Class IS Shares(f)
	15,339,851	2,193,192	101,009	788,457	37,350	41,543	20,781	$552,411	2,807,248	19,551,834
Western Asset Core Bond Fund, Class IS Shares
	20,991,292	1,701,549	129,968	2,441,411	178,123	(41,411)	194,063	61,506	(106,777)	20,144,653
Western Asset Core Plus Bond Fund, Class IS Shares
	50,559,884	4,602,540	385,344	6,054,553	483,807	(84,553)	586,979	312,449	(364,793)	48,743,078
Western Asset High Yield Fund, Class IS Shares
	20,523,429	304,122	36,733	8,437,235	1,060,643	307,765	302,533	—	(39,806)	12,350,510
Western Asset Macro Opportunities Fund, Class IS Shares
	6,850,994	1,165,000	107,175	283,322	25,891	21,678	—	—	181,439	7,914,111
	$483,787,260	$42,177,820		$46,752,835		$3,102,164	$2,722,886	$2,914,253	$44,354,310	$523,566,555

(a)	Prior to August 7, 2021, known as QS Global Market Neutral Fund.

(b)	Prior to August 7, 2021, known as QS International Equity Fund.

(c)	Prior to August 7, 2021, known as QS Strategic Real Return Fund.

(d)	Prior to August 7, 2021, known as QS U.S. Small Capitalization Equity Fund.

(e)	Prior to August 7, 2021, known as QS Global Dividend Fund.

(f)	Prior to August 7, 2021, known as QS U.S. Large Cap Equity Fund.

						Realized	Income	Capital Gain
						Gain (Loss)	Distributions	Distributions	Net Increase
	Affiliate					from Sale	from	from	(Decrease) in	Affiliate
	Value at					of Affiliated	Affiliated	Affiliated	Unrealized	Value at
Conservative Growth	January 31,	Purchased		Sold		Underlying	Underlying	Underlying	Appreciation	July 31,
Fund	2021	Cost	Shares	Cost	Shares	Funds	Funds	Funds	(Depreciation)	2021
BrandywineGLOBAL — Alternative Credit Fund, Class IS Shares
	$7,734,729	$416,133	40,024	—	—	—	$176,134	—	$97,718	$8,248,580
BrandywineGLOBAL — Diversified US Large Cap Value Fund, Class IS Shares
	17,476,307	3,393,512	167,933	$2,778,550	140,531	$231,450	210,680	$587,832	3,074,764	21,166,033
BrandywineGLOBAL — Dynamic US Large Cap Value Fund, Class IS Shares
	6,861,867	120,000	7,471	648,055	54,613	161,945	—	—	1,227,061	7,560,873
BrandywineGLOBAL — Global Opportunities Bond Fund (USD Hedged), Class IS Shares
	8,585,920	1,120,866	106,492	—	—	—	95,866	—	(145,466)	9,561,320
BrandywineGLOBAL — Global Unconstrained Bond Fund, Class IS Shares
	4,542,257	171,708	13,560	—	—	—	41,708	—	31,821	4,745,786
BrandywineGLOBAL — International Opportunities Bond Fund, Class IS Shares
	6,859,770	768,839	63,419	—	—	—	73,838	—	(169,725)	7,458,884
ClearBridge Global Infrastructure Income Fund, Class IS Shares
	3,189,615	53,052	4,031	19,499	1,477	502	53,052	—	138,076	3,361,244
ClearBridge Small Cap Fund, Class IS Shares
	6,830,552	255,000	3,352	457,878	6,796	62,121	—	—	858,693	7,486,367
Franklin Global Market Neutral Fund, Class IS Shares(a)
	10,198,171	624,999	70,701	—	—	—	—	—	843,671	11,666,841
Franklin International Equity Fund, Class IS Shares(b)
	190,426	—	—	59,425	4,637	25,576	—	—	(1,916)	129,085
Franklin Strategic Real Return Fund, Class IS Shares(c)
	19,233,875	110,000	9,136	1,278,764	98,518	(78,763)	—	—	2,434,947	20,500,058
Franklin U.S. Small Cap Equity Fund, Class IS Shares(d)
	7,971,813	244,818	14,844	670,331	50,325	129,669	2,172	107,646	1,001,836	8,548,136
Martin Currie Emerging Markets Fund, Class IS Shares
	12,189,905	650,000	37,703	522,370	42,295	262,630	—	—	(600,622)	11,716,913

54	Franklin Multi-Asset Allocation Funds 2021 Semi-Annual Report

						Realized	Income	Capital Gain
						Gain (Loss)	Distributions	Distributions	Net Increase
	Affiliate					from Sale	from	from	(Decrease) in	Affiliate
	Value at					of Affiliated	Affiliated	Affiliated	Unrealized	Value at
Conservative Growth	January 31,	Purchased		Sold		Underlying	Underlying	Underlying	Appreciation	July, 31,
Fund (cont’d)	2021	Cost	Shares	Cost	Shares	Funds	Funds	Funds	(Depreciation)	2021
ClearBridge Aggressive Growth Fund, Class IS Shares
	$4,560,162	$1,020,000	4,691	$38,687	178	$1,312	—	—	$569,090	$6,110,565
ClearBridge Appreciation Fund, Class IS Shares
	15,825,412	2,945,000	100,516	976,151	33,316	43,848	—	—	3,200,803	20,995,064
ClearBridge International Value Fund, Class IS Shares
	203,505	—	—	67,304	8,370	27,696	—	—	5,692	141,893
ClearBridge Large Cap Growth Fund, Class IS Shares
	14,562,973	1,990,000	28,824	453,162	6,564	36,838	—	—	2,526,948	18,626,759
ClearBridge Mid Cap Fund, Class IS Shares
	4,721,851	685,000	15,202	406,626	9,024	23,374	—	—	925,044	5,925,269
ClearBridge Small Cap Growth Fund, Class IS Shares
	5,020,978	125,031	2,226	—	—	—	—	$30	327,238	5,473,247
Franklin Global Dividend Fund, Class IS Shares(e)
	28,381,603	650,685	45,976	1,734,466	135,238	125,534	$280,685	—	3,161,950	30,459,772
Franklin U.S. Large Cap Equity Fund, Class IS Shares(f)
	11,021,814	1,015,200	46,127	1,006,569	46,056	33,432	14,147	376,054	1,935,823	12,966,268
Western Asset Core Bond Fund, Class IS Shares
	37,935,596	2,897,416	220,870	1,325,985	95,626	(35,985)	372,722	117,784	(259,182)	39,247,845
Western Asset Core Plus Bond Fund, Class IS Shares
	53,638,853	4,650,212	388,388	1,918,921	151,454	(43,922)	662,870	353,772	(483,495)	55,886,649
Western Asset High Yield Fund, Class IS Shares
	16,819,673	249,847	30,186	7,284,469	936,204	440,531	248,612	—	(221,441)	9,563,610
Western Asset Macro Opportunities Fund, Class IS Shares
	4,549,427	530,000	48,190	—	—	—	—	—	107,848	5,187,275
	$309,107,054	$24,687,318		$21,647,212		$1,447,788	$2,232,486	$1,543,118	$20,587,176	$332,734,336

(a)	Prior to August 7, 2021, known as QS Global Market Neutral Fund.

(b)	Prior to August 7, 2021, known as QS International Equity Fund.

(c)	Prior to August 7, 2021, known as QS Strategic Real Return Fund.

(d)	Prior to August 7, 2021, known as QS U.S. Small Capitalization Equity Fund.

(e)	Prior to August 7, 2021, known as QS Global Dividend Fund.

(f)	Prior to August 7, 2021, known as QS U.S. Large Cap Equity Fund.

						Realized	Income	Capital Gain
						Gain (Loss)	Distributions	Distributions	Net Increase
	Affiliate					from Sale	from	from	(Decrease) in	Affiliate
	Value at					of Affiliated	Affiliated	Affiliated	Unrealized	Value at
	January 31,	Purchased		Sold		Underlying	Underlying	Underlying	Appreciation	July 31,
Defensive Growth Fund	2021	Cost	Shares	Cost	Shares	Funds	Funds	Funds	(Depreciation)	2021
BrandywineGLOBAL — Alternative Credit Fund, Class IS Shares
	$3,371,955	$74,314	7,189	$126,974	11,979	$(1,974)	$74,314	—	$45,616	$3,364,911
BrandywineGLOBAL — Diversified US Large Cap Value Fund, Class IS Shares
	1,340,348	52,791	2,400	170,074	9,420	44,926	13,928	$38,862	201,226	1,424,291
BrandywineGLOBAL — Dynamic US Large Cap Value Fund, Class IS Shares
	1,358,445	—	—	166,804	14,939	68,195	—	—	218,126	1,409,767
BrandywineGLOBAL — Global Opportunities Bond Fund (USD Hedged), Class IS Shares
	10,526,497	108,394	10,364	9,981	936	18	108,394	—	(168,389)	10,456,521
BrandywineGLOBAL — Global Unconstrained Bond Fund, Class IS Shares
	1,983,222	17,712	1,411	—	—	—	17,711	—	14,339	2,015,272
ClearBridge Global Infrastructure Income Fund, Class IS Shares
	1,306,030	21,504	1,634	26,693	2,191	3,307	21,504	—	53,647	1,354,488
Franklin Global Market Neutral Fund, Class IS Shares(a)
	4,805,965	—	—	487,452	46,532	(62,452)	—	—	413,810	4,732,323

Franklin Multi-Asset Allocation Funds 2021 Semi-Annual Report	55

Notes to financial statements (unaudited) (cont’d)

							Realized	Income	Capital Gain
							Gain (Loss)	Distributions	Distributions	Net Increase
	Affiliate						from Sale	from	from	(Decrease) in	Affiliate
	Value at						of Affiliated	Affiliated	Affiliated	Unrealized	Value at
Defensive Growth	January 31,	Purchased			Sold		Underlying	Underlying	Underlying	Appreciation	July 31,
Fund (cont’d)	2021	Cost	Shares		Cost	Shares	Funds	Funds	Funds	(Depreciation)	2021
Franklin International Equity Fund, Class IS Shares(b)
	$76,839	—	—		—	—	—	—	—	$10,164	$87,003
Franklin Strategic Real Return Fund, Class IS Shares(c)
	8,250,198	—	—		$863,237	66,505	$(28,238)	—	—	1,037,948	8,424,909
Franklin U.S. Small Cap Equity Fund, Class IS Shares(d)
	1,720,592	$21,765	1,331		296,857	21,796	58,142	$431	$21,334	195,856	1,641,356
Martin Currie Emerging Markets Fund, Class IS Shares
	1,656,350	—	—		55,696	4,510	24,304	—	—	(74,749)	1,525,905
ClearBridge Appreciation Fund, Class IS Shares
	6,419,305	—	—		117,615	10,326	217,384	—	—	959,642	7,261,332
ClearBridge International Value Fund, Class IS Shares
	80,281	—	—		—	—	—	—	—	13,106	93,387
ClearBridge Large Cap Growth Fund, Class IS Shares
	3,782,590	—	—		56,555	1,306	43,445	—	—	566,049	4,292,084
ClearBridge Small Cap Growth Fund, Class IS Shares
	1,404,481	8	0	*	20,262	615	14,737	—	8	75,548	1,459,775
Franklin Global Dividend Fund, Class IS Shares(e)
	9,652,275	90,764	6,396		928,005	77,223	161,996	90,764	—	951,518	9,766,552
Franklin U.S. Large Cap Equity Fund, Class IS Shares(f)
	4,543,128	147,621	6,250		336,534	19,495	118,465	5,347	142,274	675,934	5,030,149
Western Asset Core Bond Fund, Class IS Shares
	28,408,590	1,015,089	76,790		243,869	17,507	(8,869)	276,773	86,910	(250,579)	28,929,231
Western Asset Core Plus Bond Fund, Class IS Shares
	30,874,493	1,305,702	107,871		268,137	21,206	(8,136)	378,264	200,422	(351,735)	31,560,323
Western Asset High Yield Fund, Class IS Shares
	9,009,525	208,498	25,184		982,577	123,862	42,699	207,154	—	109,136	8,344,582
Western Asset Macro Opportunities Fund, Class IS Shares
	1,971,989	—	—		—	—	—	—	—	30,626	2,002,615
	$132,543,098	$3,064,162			$5,157,322		$687,949	$1,194,584	$489,810	$4,726,839	$135,176,776

(a)	Prior to August 7, 2021, known as QS Global Market Neutral Fund.

(b)	Prior to August 7, 2021, known as QS International Equity Fund.

(c)	Prior to August 7, 2021, known as QS Strategic Real Return Fund.

(d)	Prior to August 7, 2021, known as QS U.S. Small Capitalization Equity Fund.

(e)	Prior to August 7, 2021, known as QS Global Dividend Fund.

(f)	Prior to August 7, 2021, known as QS U.S. Large Cap Equity Fund.

*	Less than 1 share.

9. Recent accounting pronouncement

In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. In January 2021, the FASB issued ASU No. 2021-01, with further amendments to Topic 848. The amendments in the ASUs provide optional temporary accounting recognition and financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the LIBOR and other interbank-offered based reference rates as of the end of 2021 and 2023. The ASUs are effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and believes the adoption of these ASUs will not have a material impact on the financial statements.

10. Other matter

The outbreak of the respiratory illness COVID-19 (commonly referred to as “coronavirus”) has continued to rapidly spread around the world, causing considerable uncertainty for the global economy and financial markets. The ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers, are not

56	Franklin Multi-Asset Allocation Funds 2021 Semi-Annual Report

known. The COVID-19 pandemic could adversely affect the value and liquidity of the Funds’ investments, impair the Funds’ ability to satisfy redemption requests, and negatively impact the Funds’ performance. In addition, the outbreak of COVID-19, and measures taken to mitigate its effects, could result in disruptions to the services provided to the Fund by its service providers.

Franklin Multi-Asset Allocation Funds 2021 Semi-Annual Report	57

Amended subadvisory agreements (unaudited)

Effective August 7, 2021, QS Investors, LLC (“QS Investors”), a wholly-owned subsidiary of Franklin Resources, Inc. (“Franklin Resources”), merged with and into Franklin Advisers, Inc. (“Franklin Advisers”), also a wholly-owned subsidiary of Franklin Resources. As a result of the QS Investors merger, Franklin Advisers became the subadviser of the Funds. At a meeting of the Trust’s Board of Trustees held in May 2021, the Board, including a majority of the Trustees who are not “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the Manager or Franklin Advisers (“Independent Trustees”), approved the amendment and restatement of a subadvisory agreement to reflect that Franklin Advisers assumed the rights and obligations of QS Investors under the agreement. The Board received an opinion from legal counsel that the amended and restated agreement, which took effect upon the closing of the QS Investors merger, did not require shareholder approval. The Board considered that the amended and restated agreement under which Franklin Advisers would provide services to the Funds were substantially identical to the agreement to which QS Investors had been a party, that there would be no change in services provided to the Funds, that there would be no change in the fees payable by the Funds, and that the amended and restated agreement would not continue beyond the term of the agreement with QS Investors unless approved by the Board or shareholders of the Funds. The Board also considered that the agreement with QS Investors had been approved by the Board at a meeting of the Board held in April 2020. At such meeting, the Board considered information regarding the nature, extent and quality of the services provided to the Funds, the Funds’ performance, management fees and expense ratios, the profitability of the Manager and its affiliates in providing services to the Funds, whether there had been economies of scale with respect to the management of the Funds and other benefits received by the Manager and its affiliates as a result of their relationship with the Funds. At its May 2021 meeting, the Board received and reviewed updated information regarding the performance and expenses of the Funds. After considering the factors described above as well as other factors, and in the exercise of their business judgment, the Board, including the Independent Trustees, concluded that the amended and restated agreement, including the fees payable thereunder, was fair and reasonable and that entering into the amended and restated agreement was in the best interests of the Funds and its shareholders.

58	Franklin Multi-Asset Allocation Funds

Additional shareholder information (unaudited)

Results of special meeting of shareholders

A special meeting of shareholders was held on June 15, 2021 for shareholders of record as of March 1, 2021 (the “Record Date”) to elect the Board of Trustees of the Trust. Shareholders of the Fund and each other series of the Trust voted together as a single class to elect the Board.

Shareholders of the Trust voted as indicated below (vote totals are rounded to the nearest whole number). Effective July 1, 2021, the Board is composed of the following Trustees:

Trustee	For	Withheld
Paul R. Ades	34,818,031,380	864,701,681
Andrew L. Breech	34,891,912,353	790,820,707
Althea L. Duersten	34,730,529,034	952,204,027
Stephen R. Gross	34,874,507,049	808,226,012
Susan M. Heilbron	34,856,171,717	826,561,344
Howard J. Johnson	34,814,514,173	868,218,888
Arnold L. Lehman	34,848,857,750	833,875,311
Robin J.W. Masters	34,921,642,190	761,090,871
Jerome H. Miller	34,813,954,150	868,778,910
Ken Miller	34,616,366,023	1,066,367,039
G. Peter O’Brien	34,889,564,576	793,168,485
Thomas F. Schlafly	34,849,538,606	833,194,455
Jane Trust	34,981,181,494	701,551,567

The above Trustees have also been elected to serve as board members of other mutual funds within the Franklin Templeton fund complex.

Franklin Multi-Asset Allocation Funds	59

Franklin

Multi-Asset Allocation Funds

Trustees*

Paul R. Ades

Andrew L. Breech

Althea L. Duersten**

Chair

Stephen R. Gross

Susan M. Heilbron

Howard J. Johnson

Arnold L. Lehman

Robin J. W. Masters

Jerome H. Miller

Ken Miller

G. Peter O’Brien

Thomas F. Schlafly

Jane Trust

Investment manager

Legg Mason Partners Fund Advisor, LLC

Subadviser

Franklin Advisers, Inc.†

Distributor

Franklin Distributors, LLC††

Custodian

The Bank of New York Mellon

Transfer agent

BNY Mellon Investment Servicing (US) Inc.

4400 Computer Drive

Westborough, MA 01581

Independent registered public accounting firm

PricewaterhouseCoopers LLP Baltimore, MD

*

During a June 15, 2021 special meeting of shareholders, a new group of Trustees were elected to oversee the mutual funds of Legg Mason Global Asset Management Trust, Legg Mason Partners Investment Trust (prior to September 1, 2021, known as Legg Mason Equity Trust) and Legg Mason Partners Variable Equity Trust, effective July 1, 2021.

**	Effective January 1, 2021, Ms. Duersten became Chair.
†	Effective August 7, 2021, QS Investors merged with and into Franklin Advisers, Inc.
††	Effective July 7, 2021, LMIS was renamed to Franklin Distributors, LLC.

Franklin Multi-Asset Allocation Funds

Franklin Multi-Asset Growth Fund

Franklin Multi-Asset Moderate Growth Fund

Franklin Multi-Asset Conservative Growth Fund

Franklin Multi-Asset Defensive Growth Fund

The Funds are separate investment series of Legg Mason Partners Investment Trust (prior to September 1, 2021, known as Legg Mason Equity Trust), a Maryland statutory trust.

Franklin Multi-Asset Allocation Funds

Legg Mason Funds

620 Eighth Avenue, 47th Floor

New York, NY 10018

The Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ Forms N-PORT are available on the SEC’s website at www.sec.gov. To obtain information on Form N-PORT, shareholders can call the Funds at 1-877-721-1926.

Information on how the Funds voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Funds use to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Funds at 1-877-721-1926, (2) at www.leggmason.com/mutualfunds and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of Franklin Multi-Asset Allocation Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by a current prospectus.

Investors should consider each Fund’s investment objectives, risks, charges and expenses carefully before investing. Each prospectus contains this and other important information about the Funds. Please read the prospectuses carefully before investing.

www.leggmason.com

© 2021 Franklin Distributors, LLC, Member FINRA/SIPC. All rights reserved.

Legg Mason Funds Privacy and Security Notice

Your Privacy and the Security of Your Personal Information is Very Important to the Legg Mason Funds

This Privacy and Security Notice (the “Privacy Notice”) addresses the Legg Mason Funds’ privacy and data protection practices with respect to nonpublic personal information the Funds receive. The Legg Mason Funds include any funds sold by the Funds’ distributor, Franklin Distributors, LLC, as well as Legg Mason-sponsored closed-end funds. The provisions of this Privacy Notice apply to your information both while you are a shareholder and after you are no longer invested with the Funds.

The Type of Nonpublic Personal Information the Funds Collect About You

The Funds collect and maintain nonpublic personal information about you in connection with your shareholder account. Such information may include, but is not limited to:

•	Personal information included on applications or other forms;

•	Account balances, transactions, and mutual fund holdings and positions;

•	Bank account information, legal documents, and identity verification documentation;

•	Online account access user IDs, passwords, security challenge question responses; and

•	Information received from consumer reporting agencies regarding credit history and creditworthiness (such as the amount of an individual’s total debt, payment history, etc.).

How the Funds Use Nonpublic Personal Information About You

The Funds do not sell or share your nonpublic personal information with third parties or with affiliates for their marketing purposes, or with other financial institutions or affiliates for joint marketing purposes, unless you have authorized the Funds to do so. The Funds do not disclose any nonpublic personal information about you except as may be required to perform transactions or services you have authorized or as permitted or required by law.

The Funds may disclose information about you to:

•	Employees, agents, and affiliates on a “need to know” basis to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;

•

Service providers, including the Funds’ affiliates, who assist the Funds as part of the ordinary course of business (such as printing, mailing services, or processing or servicing your account with us) or otherwise perform services on the Funds’ behalf, including companies that may perform statistical analysis, market research and marketing services solely for the Funds;

•

Permit access to transfer, whether in the United States or countries outside of the United States to such Funds’ employees, agents and affiliates and service providers as required to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;

•	The Funds’ representatives such as legal counsel, accountants and auditors to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;

•	Fiduciaries or representatives acting on your behalf, such as an IRA custodian or trustee of a grantor trust.

Except as otherwise permitted by applicable law, companies acting on the Funds’ behalf, including those outside the United States, are contractually obligated to keep nonpublic personal information the Funds provide to them confidential and to use the information the Funds share only to provide the services the Funds ask them to perform. The Funds may disclose nonpublic personal information about you when necessary to enforce their rights or protect against fraud, or as permitted or required by applicable law, such as in connection with a law enforcement or regulatory request, subpoena, or similar legal process. In the event of a corporate action or in the event a Fund service provider changes, the Funds may be required to disclose your nonpublic personal information to third parties. While it is the Funds’ practice to obtain protections for disclosed information in these types of transactions, the Funds cannot guarantee their privacy policy will remain unchanged.

Keeping You Informed of the Funds’ Privacy and Security Practices

The Funds will notify you annually of their privacy policy as required by federal law. While the Funds reserve the right to modify this policy at any time they will notify you promptly if this privacy policy changes.

NOT PART OF THE SEMI-ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

The Funds’ Security Practices

The Funds maintain appropriate physical, electronic and procedural safeguards designed to guard your nonpublic personal information. The Funds’ internal data security policies restrict access to your nonpublic personal information to authorized employees, who may use your nonpublic personal information for Fund business purposes only.

Although the Funds strive to protect your nonpublic personal information, they cannot ensure or warrant the security of any information you provide or transmit to them, and you do so at your own risk. In the event of a breach of the confidentiality or security of your nonpublic personal information, the Funds will attempt to notify you as necessary, so you can take appropriate protective steps. If you have consented to the Funds using electronic communications or electronic delivery of statements, they may notify you under such circumstances using the most current email address you have on record with them.

In order for the Funds to provide effective service to you, keeping your account information accurate is very important. If you believe that your account information is incomplete, not accurate or not current, if you have questions about the Funds’ privacy practices, or our use of your nonpublic personal information, write the Funds using the contact information on your account statements, email the Funds by clicking on the Contact Us section of the Funds’ website at www.leggmason.com, or contact the Fund at 1-877-721-1926.

Revised April 2018

Legg Mason California Consumer Privacy Act Policy

Although much of the personal information we collect is “nonpublic personal information” subject to federal law, residents of California may, in certain circumstances, have additional rights under the California Consumer Privacy Act (“CCPA”). For example, if you are a broker, dealer, agent, fiduciary, or representative acting by or on behalf of, or for, the account of any other person(s) or household, or a financial advisor, or if you have otherwise provided personal information to us separate from the relationship we have with personal investors, the provisions of this Privacy Policy apply to your personal information (as defined by the CCPA).

•

In addition to the provisions of the Legg Mason Funds Security and Privacy Notice, you may have the right to know the categories and specific pieces of personal information we have collected about you.

•	You also have the right to request the deletion of the personal information collected or maintained by the Funds.

If you wish to exercise any of the rights you have in respect of your personal information, you should advise the Funds by contacting them as set forth below. The rights noted above are subject to our other legal and regulatory obligations and any exemptions under the CCPA. You may designate an authorized agent to make a rights request on your behalf, subject to the identification process described below. We do not discriminate based on requests for information related to our use of your personal information, and you have the right not to receive discriminatory treatment related to the exercise of your privacy rights.

We may request information from you in order to verify your identity or authority in making such a request. If you have appointed an authorized agent to make a request on your behalf, or you are an authorized agent making such a request (such as a power of attorney or other written permission), this process may include providing a password/passcode, a copy of government issued identification, affidavit or other applicable documentation, i.e. written permission. We may require you to verify your identity directly even when using an authorized agent, unless a power of attorney has been provided. We reserve the right to deny a request submitted by an agent if suitable and appropriate proof is not provided.

For the 12-month period prior to the date of this Privacy Policy, the Legg Mason Funds have not sold any of your personal information; nor do we have any plans to do so in the future.

Contact Information

Address: Data Privacy Officer, 100 International Dr., Baltimore, MD 21202

Email: DataProtectionOfficer@franklintempleton.com

Phone: 1-800-396-4748

Revised October 2020

NOT PART OF THE SEMI-ANNUAL REPORT

www.leggmason.com

© 2021 Franklin Distributors, LLC, Member FINRA/SIPC. All rights reserved.

FD01185 9/21 SR21-4232

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

ITEM 13.	EXHIBITS.

(a) (1) Not applicable.

Exhibit  99.CODE ETH

(a) (2)  Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Investment Trust

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	September 16, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	September 16, 2021

By:	/s/ Christopher Berarducci
Christopher Berarducci
Principal Financial Officer

Date:	September 16, 2021